REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life Insurance Company Separate Account Two and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life Insurance Company Separate Account Two (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Capital Appreciation Fund	Hartford International Opportunities HLS Fund
AB VPS International Value Portfolio	Hartford MidCap HLS Fund
Invesco V.I. Core Equity Fund	Hartford Ultrashort Bond HLS Fund
Invesco V.I. High Yield Fund	Hartford Small Company HLS Fund
Invesco V.I. Government Money Market Fund	Hartford SmallCap Growth HLS Fund
AB VPS Growth and Income Portfolio	Hartford Stock HLS Fund
AB VPS Intermediate Bond Portfolio	Rational Trend Aggregation VA Fund
American Funds Insurance Series® Growth Fund	Rational Insider Buying VA Fund
Calvert VP SRI Balanced Portfolio	BlackRock Large Cap Focus Growth V.I. Fund
Columbia Variable Portfolio - Small Company Growth Fund	Morgan Stanley VIF U.S. Real Estate Portfolio
Wells Fargo VT Omega Growth Fund	Invesco V.I. Equity and Income Fund
Fidelity® VIP Asset Manager Portfolio	Morgan Stanley VIF Discovery Portfolio
Fidelity® VIP Growth Portfolio	Columbia Variable Portfolio - Dividend Opportunity Fund
Fidelity® VIP Contrafund® Portfolio	Columbia Variable Portfolio - Income Opportunities Fund
Fidelity® VIP Overseas Portfolio	Columbia Variable Portfolio - Mid Cap Growth Fund
Fidelity® VIP Freedom 2020 Portfolio	Invesco Oppenheimer V.I. Global Fund
Fidelity® VIP Freedom 2030 Portfolio	Putnam VT Small Cap Value Fund
Fidelity® VIP Freedom 2015 Portfolio	PIMCO VIT Real Return Portfolio
Fidelity® VIP Freedom 2025 Portfolio	Pioneer Fund VCT Portfolio
Fidelity® VIP Freedom Income Portfolio	Pioneer Mid Cap Value VCT Portfolio
Fidelity® VIP FundsManager 20% Portfolio	Prudential Series Jennison 20/20 Focus Portfolio
Fidelity® VIP FundsManager 70% Portfolio	Prudential Series Jennison Portfolio
Fidelity® VIP FundsManager 85% Portfolio	Prudential Series Value Portfolio
Franklin Income VIP Fund	Prudential Series SP International Growth Portfolio
Hartford Balanced HLS Fund	Royce Capital Fund-Small-Cap Portfolio
Hartford Total Return Bond HLS Fund	Invesco V.I. Comstock Fund
Hartford Capital Appreciation HLS Fund	Invesco V.I. American Franchise Fund
Hartford Dividend and Growth HLS Fund	Wells Fargo VT Index Asset Allocation Fund
Hartford Healthcare HLS Fund	Wells Fargo VT International Equity Fund
Hartford Disciplined Equity HLS Fund	Wells Fargo VT Small Cap Growth Fund
Wells Fargo VT Opportunity Fund

We have also audited the accompanying statements of assets and liabilities of Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund, CTIVP®– Loomis Sayles Growth Fund, BlackRock S&P 500 Index V.I. Fund, and Fidelity ® VIP FundsManager 50% Portfolio, the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Columbia Variable Portfolio - Asset Allocation Fund, and Victory Variable Insurance Diversified Stock Fund statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Columbia Variable Portfolio - Large Cap Growth Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from March 18, 2016 to December 31, 2016
Columbia Variable Portfolio - Overseas Core Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from March 18, 2016 to December 31, 2016
CTIVP®– Loomis Sayles Growth Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from March 18, 2016 to December 31, 2016
BlackRock S&P 500 Index V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018
Fidelity ® VIP FundsManager 50% Portfolio	December 31, 2020	Year ended December 31, 2020	Year ended December 31, 2020 and the period from September 11, 2019 to December 31, 2019	Year ended December 31, 2020 and the period from September 11, 2019 to December 31, 2019
Fidelity ® VIP FundsManager 60% Portfolio	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the day ended December 31, 2018
Hartford Global Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford Growth Opportunities HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford High Yield HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford U.S. Government Securities HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Columbia Variable Portfolio - Asset Allocation Fund	Not Applicable	Period from January 1, 2020 to April 24, 2020	Period from January 1, 2020 to April 24, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to April 24, 2020 and the four years in the period ended December 31, 2019
Victory Variable Insurance Diversified Stock Fund	Not Applicable	Period from January 1, 2020 to December 24, 2020	Period from January 1, 2020 to December 24, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to December 24, 2020 and the four years in the period ended December 31, 2019

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life Insurance Company Separate Account Two as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies; when replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life Insurance Company Separate Account Two since 2002.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Insurance Series® Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,648,934
class 2	—	—	—	—	—	—	—	566,857	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	61,171	—	—	—	1,371,734	1,345,320	—	—	—
class I	3,844,146	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,632,634	1,157,351	42,228,221	—	—	—	—	—
class S2	—	—	—	—	6,833,489	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	1,100,853	—
Total investments	3,844,146	61,171	2,632,634	1,157,351	49,061,710	1,371,734	1,345,320	566,857	1,100,853	6,648,934
Due from Sponsor Company	—	—	—	—	41,581	—	—	8	—	—
Receivable for fund shares sold	—	—	179	48	—	60	389	—	—	498
Other assets	3	2	—	—	6	—	—	3	—	1
Total assets	3,844,149	61,173	2,632,813	1,157,399	49,103,297	1,371,794	1,345,709	566,868	1,100,853	6,649,433

Liabilities:
Due to Sponsor Company	4	6	179	48	—	60	389	—	22	498
Payable for fund shares purchased	—	—	—	—	41,581	—	—	8	—	—
Other liabilities	15	—	1	2	—	2	1	—	11	—
Total liabilities	19	6	180	50	41,581	62	390	8	33	498

Net assets:
For contract liabilities	$3,844,130	$61,167	$2,632,633	$1,157,349	$49,061,716	$1,371,732	$1,345,319	$566,860	$1,100,820	$6,648,935

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,648,935
class 2	—	—	—	—	—	—	—	566,860	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	61,167	—	—	—	1,371,732	1,345,319	—	—	—
class I	3,844,130	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,632,633	1,157,349	42,228,223	—	—	—	—	—
class S2	—	—	—	—	6,833,493	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	1,100,820	—
Total contract liabilities	$3,844,130	$61,167	$2,632,633	$1,157,349	$49,061,716	$1,371,732	$1,345,319	$566,860	$1,100,820	$6,648,935

Shares:
class 1	—	—	—	—	—	—	—	—	—	221,853
class 2	—	—	—	—	—	—	—	4,757	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	4,266	—	—	—	48,250	123,765	—	—	—
class I	199,489	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	86,514	220,029	42,228,221	—	—	—	—	—
class S2	—	—	—	—	6,833,489	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	436,847	—
Total shares	199,489	4,266	86,514	220,029	49,061,710	48,250	123,765	4,757	436,847	221,853

Cost	$2,547,738	$78,406	$2,522,804	$1,373,824	$49,061,710	$1,369,767	$1,350,679	$375,203	$811,873	$3,724,829

Deferred contracts in the accumulation period:
Units owned by participants #	499,464	7,259	1,121,415	620,718	5,205,678	499,395	88,381	13,040	152,721	1,039,180
Minimum unit fair value #*	$6.869742	$8.426670	$1.936826	$1.635988	$8.568172	$2.288462	$13.265850	$43.470381	$6.734610	$4.731798
Maximum unit fair value #*	$69.667928	$8.426670	$27.342346	$1.945541	$10.254705	$2.998938	$14.789414	$43.470381	$26.104312	$66.188544
Contract liability	$3,844,127	$61,167	$2,538,001	$1,144,415	$48,916,408	$1,348,888	$1,267,895	$566,860	$1,053,131	$6,519,780

Contracts in payout (annuitization) period:
Units owned by participants #	0.43	—	41,435	6,648	15,370	7,753	5,286	—	7,081	22,390
Minimum unit fair value #*	$6.869742	$—	$2.283879	$1.945541	$9.278937	$2.946424	$14.601448	$—	$6.734610	$5.695084
Maximum unit fair value #*	$6.869742	$—	$2.283879	$1.945541	$9.577691	$2.946424	$14.789414	$—	$6.734610	$5.883402
Contract liability	$2.95	$—	$94,632.00	$12,934.00	$145,308.00	$22,844.00	$77,424.00	$—	$47,689.00	$129,155.00

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$3,726,224	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	4,630	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	980,457	9,458,854	10,336,559	887,306	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	210,953	123,866	78,665	751,797	207,157
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	3,730,854	980,457	9,458,854	10,336,559	887,306	210,953	123,866	78,665	751,797	207,157
Due from Sponsor Company	—	14	394	13	3	—	9	—	1,472	—
Receivable for fund shares sold	155	—	—	—	—	—	—	—	—	—
Other assets	2	3	—	7	—	2	3	—	—	3
Total assets	3,731,011	980,474	9,459,248	10,336,579	887,309	210,955	123,878	78,665	753,269	207,160

Liabilities:
Due to Sponsor Company	155	—	—	—	—	7	—	8	—	7
Payable for fund shares purchased	—	40	395	25	24	—	9	—	1,472	—
Other liabilities	—	7	12	4	5	—	3	2	—	1
Total liabilities	155	47	407	29	29	7	12	10	1,472	8

Net assets:
For contract liabilities	$3,730,856	$980,427	$9,458,841	$10,336,550	$887,280	$210,948	$123,866	$78,655	$751,797	$207,152

Contract Liabilities:
class 1	$3,726,225	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	4,631	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	980,427	9,458,841	10,336,550	887,280	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	210,948	123,866	78,655	751,797	207,152
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$3,730,856	$980,427	$9,458,841	$10,336,550	$887,280	$210,948	$123,866	$78,655	$751,797	$207,152

Shares:
class 1	88,132	—	—	—	—	—	—	—	—	—
class 2	115	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	57,539	91,834	214,585	33,458	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	14,139	7,404	5,603	45,045	16,337
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	88,247	57,539	91,834	214,585	33,458	14,139	7,404	5,603	45,045	16,337

Cost	$2,470,624	$876,311	$4,873,804	$5,329,298	$634,180	$179,078	$97,162	$64,338	$619,813	$180,253

Deferred contracts in the accumulation period:
Units owned by participants #	989,311	229,684	1,012,454	908,631	241,589	6,734	3,288	2,820	21,810	11,685
Minimum unit fair value #*	$2.966769	$4.052719	$8.898417	$10.756339	$3.252429	$31.327415	$37.676011	$27.888192	$34.470217	$17.727614
Maximum unit fair value #*	$63.163272	$25.225082	$54.804732	$49.941738	$24.808226	$31.327415	$37.676011	$27.888192	$34.470217	$17.727614
Contract liability	$3,699,144	$980,427	$9,455,295	$10,336,139	$887,280	$210,948	$123,866	$78,655	$751,797	$207,152

Contracts in payout (annuitization) period:
Units owned by participants #	9,176	—	399	38	—	—	—	—	—	—
Minimum unit fair value #*	$3.455805	$—	$8.898417	$10.756339	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$3.455805	$—	$8.898417	$10.756339	$—	$—	$—	$—	$—	$—
Contract liability	$31,712	$—	$3,546	$411	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 50% Portfolio	Fidelity® VIP FundsManager 60% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	661,366	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	579,002,251	216,861,010	1,081,490,691	450,745,342
class IB	—	—	—	—	—	—	55,787,016	51,890,970	103,937,703	81,682,808
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	176,335	302,786	141,820	29,375	3,802	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	176,335	302,786	141,820	29,375	3,802	661,366	634,789,267	268,751,980	1,185,428,394	532,428,150
Due from Sponsor Company	—	—	—	—	248	16	—	67,773	—	—
Receivable for fund shares sold	—	—	—	—	—	—	341,691	—	1,251,247	791,616
Other assets	1	—	—	—	1	2	24	1	—	15
Total assets	176,336	302,786	141,820	29,375	4,051	661,384	635,130,982	268,819,754	1,186,679,641	533,219,781

Liabilities:
Due to Sponsor Company	6	—	—	3	—	—	341,695	—	1,251,256	791,626
Payable for fund shares purchased	—	—	—	—	255	16	—	67,791	—	—
Other liabilities	—	—	2	5	—	—	43	10	143	8
Total liabilities	6	—	2	8	255	16	341,738	67,801	1,251,399	791,634

Net assets:
For contract liabilities	$176,330	$302,786	$141,818	$29,367	$3,796	$661,368	$634,789,244	$268,751,953	$1,185,428,242	$532,428,147

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	661,368	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	579,002,229	216,860,989	1,081,490,535	450,745,337
class IB	—	—	—	—	—	—	55,787,015	51,890,964	103,937,707	81,682,810
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	176,330	302,786	141,818	29,367	3,796	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$176,330	$302,786	$141,818	$29,367	$3,796	$661,368	$634,789,244	$268,751,953	$1,185,428,242	$532,428,147

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	43,974	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	18,346,080	18,101,921	20,858,065	20,312,994
class IB	—	—	—	—	—	—	1,735,210	4,356,924	2,044,006	3,706,117
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	14,868	22,412	12,539	2,124	276	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	14,868	22,412	12,539	2,124	276	43,974	20,081,290	22,458,845	22,902,071	24,019,111

Cost	$172,507	$287,164	$121,215	$25,358	$3,512	$673,165	$424,977,877	$252,082,410	$933,329,994	$474,091,608

Deferred contracts in the accumulation period:
Units owned by participants #	10,795.00	11,943	4,840	905	98	35,015	89,085,823	73,643,292	71,828,406	80,433,650
Minimum unit fair value #*	$16.334467	$25.352072	$29.299418	$32.455662	$38.650275	$18.887870	$1.900657	$1.603856	$3.263347	$2.836167
Maximum unit fair value #*	$16.334467	$25.352072	$29.299418	$32.455662	$38.650275	$18.887870	$27.973584	$25.126375	$89.088282	$43.369391
Contract liability	$176,330	$302,786	$141,818	$29,367	$3,796	$661,368	$611,223,613	$262,649,549	$1,159,904,806	$520,108,523

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	—	2,676,241	1,739,094	1,147,099	1,674,945
Minimum unit fair value #*	$—	$—	$—	$—	$—	$—	$2.219833	$2.114755	$3.799314	$3.911433
Maximum unit fair value #*	$—	$—	$—	$—	$—	$—	$17.994961	$11.206064	$65.203922	$10.958380
Contract liability	$—	$—	$—	$—	$—	$—	$23,565,631	$6,102,404	$25,523,436	$12,319,624

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund
	Sub-Account	Sub-Account (3)(4)	Sub-Account	Sub-Account (5)(6)	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	32,228,873	273,916,839	128,475,194	228,717,791	92,850,544	95,836,113	49,846,857	438,445,344	—	—
class IB	3,875,629	60,397,179	21,614,283	19,393,297	18,271,086	13,801,164	12,631,998	30,838,673	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	3,002,871	2,472,894
Total investments	36,104,502	334,314,018	150,089,477	248,111,088	111,121,630	109,637,277	62,478,855	469,284,017	3,002,871	2,472,894
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	528,963	1,767,816	63,754	562,859	11,159	49,518	37,301	273,420	126	120
Other assets	—	—	6	—	58,266	—	7	3	—	2
Total assets	36,633,465	336,081,834	150,153,237	248,673,947	111,191,055	109,686,795	62,516,163	469,557,440	3,002,997	2,473,016

Liabilities:
Due to Sponsor Company	528,963	1,767,816	63,786	562,859	11,183	49,518	37,301	273,450	126	120
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	24	17	7	58,263	1	—	558	—	—
Total liabilities	528,965	1,767,840	63,803	562,866	69,446	49,519	37,301	274,008	126	120

Net assets:
For contract liabilities	$36,104,500	$334,313,994	$150,089,434	$248,111,081	$111,121,609	$109,637,276	$62,478,862	$469,283,432	$3,002,871	$2,472,896

Contract Liabilities:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	32,228,871	273,916,818	128,475,150	228,717,786	92,850,522	95,836,117	49,846,863	438,444,756	—	—
class IB	3,875,629	60,397,176	21,614,284	19,393,295	18,271,087	13,801,159	12,631,999	30,838,676	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	3,002,871	2,472,896
Total contract liabilities	$36,104,500	$334,313,994	$150,089,434	$248,111,081	$111,121,609	$109,637,276	$62,478,862	$469,283,432	$3,002,871	$2,472,896

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	1,349,617	15,742,347	6,561,553	5,265,142	9,202,235	3,492,570	1,306,602	4,590,089	—	—
class IB	176,406	3,525,813	1,088,332	464,399	1,810,811	569,590	346,272	322,986	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	266,685	196,730
Total shares	1,526,023	19,268,160	7,649,885	5,729,541	11,013,046	4,062,160	1,652,874	4,913,075	266,685	196,730

Cost	$29,833,011	$291,616,301	$96,832,231	$169,966,235	$111,060,585	$74,117,193	$41,959,606	$224,004,187	$3,131,576	$2,963,442

Deferred contracts in the accumulation period:
Units owned by participants #	3,788,097	72,734,716	42,500,770	18,271,120	74,421,577	13,654,612	11,048,672	45,274,092	1,288,282	789,526
Minimum unit fair value #*	$7.519374	$2.648862	$1.596759	$4.810782	$0.503805	$2.911316	$4.208421	$2.092512	$1.874660	$2.733970
Maximum unit fair value #*	$55.420206	$45.767925	$29.519429	$52.694286	$12.177688	$53.449690	$56.368793	$62.874998	$20.182839	$34.432635
Contract liability	$35,687,581	$328,665,871	$146,769,484	$243,262,039	$108,505,730	$108,429,913	$61,531,581	$454,860,858	$2,859,871	$2,377,196

Contracts in payout (annuitization) period:
Units owned by participants #	42,896	1,359,681	861,031	338,609	1,522,965	131,753	183,150	1,002,343	65,942	29,600
Minimum unit fair value #*	$8.909622	$3.111708	$1.828440	$5.651544	$0.557571	$3.334189	$4.915686	$2.396369	$2.095324	$3.119750
Maximum unit fair value #*	$9.896548	$11.209423	$5.067043	$15.424884	$3.339529	$9.818280	$5.422229	$55.878726	$2.216150	$3.251108
Contract liability	$416,919	$5,648,123	$3,319,950	$4,849,042	$2,615,879	$1,207,363	$947,281	$14,422,574	$143,000	$95,700

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Discovery Portfolio	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco Oppenheimer V.I. Global Fund	Putnam VT Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$5,476,795	$3,323,023	$5,911,714	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	163,477,648	86,143	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	139,603
class II	—	—	—	—	—	—	—	—	—	—
class III	9,341,467	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	191,705	170,158	1,702,309	—	—	—	536,410	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	172,819,115	86,143	191,705	170,158	1,702,309	5,476,795	3,323,023	5,911,714	536,410	139,603
Due from Sponsor Company	—	—	—	—	8,274	—	—	—	3	—
Receivable for fund shares sold	58,728	5	—	—	—	420	209	6,456	—	—
Other assets	2	—	5	—	2	2	1	3	3	—
Total assets	172,877,845	86,148	191,710	170,158	1,710,585	5,477,217	3,323,233	5,918,173	536,416	139,603

Liabilities:
Due to Sponsor Company	58,728	5	6	6	—	420	209	6,456	—	—
Payable for fund shares purchased	—	—	—	—	8,274	—	—	—	3	—
Other liabilities	14	—	—	5	—	—	—	—	—	—
Total liabilities	58,742	5	6	11	8,274	420	209	6,456	3	—

Net assets:
For contract liabilities	$172,819,103	$86,143	$191,704	$170,147	$1,702,311	$5,476,797	$3,323,024	$5,911,717	$536,413	$139,603

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$5,476,797	$3,323,024	$5,911,717	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	163,477,637	86,143	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	139,603
class II	—	—	—	—	—	—	—	—	—	—
class III	9,341,466	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	191,704	170,147	1,702,311	—	—	—	536,413	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$172,819,103	$86,143	$191,704	$170,147	$1,702,311	$5,476,797	$3,323,024	$5,911,717	$536,413	$139,603

Shares:
class 1	—	—	—	—	—	182,987	431,002	131,488	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	5,992,583	3,992	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	13,946
class II	—	—	—	—	—	—	—	—	—	—
class III	346,108	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	11,257	9,549	59,940	—	—	—	10,444	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	6,338,691	3,992	11,257	9,549	59,940	182,987	431,002	131,488	10,444	13,946

Cost	$147,278,193	$79,168	$227,982	$155,741	$1,106,283	$3,051,723	$3,626,705	$2,251,799	$407,132	$164,687

Deferred contracts in the accumulation period:
Units owned by participants #	12,379,228	19,908	13,010	7,598	23,013	303,622	245,609	215,141	19,718	8,146
Minimum unit fair value #*	$13.093892	$4.077333	$14.735181	$22.393466	$73.972240	$16.334249	$12.364228	$25.042747	$27.204456	$17.137155
Maximum unit fair value #*	$14.492048	$4.332432	$14.735181	$22.393466	$73.972240	$18.432083	$13.521422	$27.600635	$27.204456	$17.137155
Contract liability	$167,917,421	$86,143	$191,704	$170,147	$1,702,311	$5,408,547	$3,234,182	$5,758,598	$536,413	$139,603

Contracts in payout (annuitization) period:
Units owned by participants #	359,075	—	—	—	—	3,730	6,609	5,593	—	—
Minimum unit fair value #*	$13.422109	$—	$—	$—	$—	$18.166771	$13.364565	$27.280416	$—	$—
Maximum unit fair value #*	$14.055599	$—	$—	$—	$—	$18.432083	$13.521422	$27.600635	$—	$—
Contract liability	$4,901,682	$—	$—	$—	$—	$68,250	$88,842	$153,119	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio	Royce Capital Fund–Small-Cap Portfolio	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	519,618	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	9,802,709	163,576	153,824	1,356,001	236,877	72,070	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	142,697	—	—
class S1	—	—	—	—	—	—	—	—	—	1,705,307
class S2	—	—	—	—	—	—	—	—	95,137	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	519,618	9,802,709	163,576	153,824	1,356,001	236,877	72,070	142,697	95,137	1,705,307
Due from Sponsor Company	—	—	11	—	—	—	—	17	—	—
Receivable for fund shares sold	—	1,095	—	6	53	12	3	—	—	75
Other assets	—	—	1	—	—	—	—	2	—	—
Total assets	519,618	9,803,804	163,588	153,830	1,356,054	236,889	72,073	142,716	95,137	1,705,382

Liabilities:
Due to Sponsor Company	—	1,095	—	6	53	12	3	—	10	75
Payable for fund shares purchased	—	—	17	—	—	—	—	17	—	—
Other liabilities	14	4	2	2	1	1	1	—	4	1
Total liabilities	14	1,099	19	8	54	13	4	17	14	76

Net assets:
For contract liabilities	$519,604	$9,802,705	$163,569	$153,822	$1,356,000	$236,876	$72,069	$142,699	$95,123	$1,705,306

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	519,604	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	9,802,705	163,569	153,822	1,356,000	236,876	72,069	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	142,699	—	—
class S1	—	—	—	—	—	—	—	—	—	1,705,306
class S2	—	—	—	—	—	—	—	—	95,123	—
class SRV	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$519,604	$9,802,705	$163,569	$153,822	$1,356,000	$236,876	$72,069	$142,699	$95,123	$1,705,306

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	37,329	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	577,649	9,221	3,261	11,184	6,515	6,134	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	19,257	—	—
class S1	—	—	—	—	—	—	—	—	—	19,139
class S2	—	—	—	—	—	—	—	—	5,920
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	37,329	577,649	9,221	3,261	11,184	6,515	6,134	19,257	5,920	19,139

Cost	$485,942	$9,931,353	$180,136	$45,926	$300,285	$136,550	$30,503	$173,405	$99,787	$1,078,796

Deferred contracts in the accumulation period:
Units owned by participants #	32,060	3,150,746	8,619	34,455	416,889	53,836	35,360	8,229	4,498	50,236
Minimum unit fair value #*	$16.207616	$2.747471	$18.978198	$3.950572	$3.052840	$2.160768	$1.930563	$17.339904	$21.150145	$31.620519
Maximum unit fair value #*	$16.207616	$3.249455	$18.978198	$4.318004	$4.316872	$27.167299	$2.068105	$17.339904	$21.150145	$34.846806
Contract liability	$519,604	$9,702,428	$163,569	$138,801	$1,356,000	$236,876	$72,069	$142,699	$95,123	$1,698,832

Contracts in payout (annuitization) period:
Units owned by participants #	—	32,093	—	3,620	—	—	—	—	—	186
Minimum unit fair value #*	$—	$3.104027	$—	$4.149409	$—	$—	$—	$—	$—	$34.846806
Maximum unit fair value #*	$—	$3.200258	$—	$4.149409	$—	$—	$—	$—	$—	$34.846806
Contract liability	$—	$100,277	$—	$15,021	$—	$—	$—	$—	$—	$6,474

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2020

	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$2,630,317	$2,421,329	$2,592,864	$26,594,097	$—	$11,679,893
class 2	21,203	—	4,202	—	—	5,058,944	—
class ADM	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—
Total investments	21,203	2,630,317	2,425,531	2,592,864	26,594,097	5,058,944	11,679,893
Due from Sponsor Company	—	—	—	—	—	—	—
Receivable for fund shares sold	1	108	99	521	3,696	274	721
Other assets	—	—	—	1	2	3	3
Total assets	21,204	2,630,425	2,425,630	2,593,386	26,597,795	5,059,221	11,680,617

Liabilities:
Due to Sponsor Company	1	108	99	521	3,696	274	721
Payable for fund shares purchased	—	—	—	—	—	—	—
Other liabilities	—	4	—	—	—	—	—
Total liabilities	1	112	99	521	3,696	274	721

Net assets:
For contract liabilities	$21,203	$2,630,313	$2,425,531	$2,592,865	$26,594,099	$5,058,947	$11,679,896

Contract Liabilities:
class 1	$—	$2,630,313	$2,421,328	$2,592,865	$26,594,099	$—	$11,679,896
class 2	21,203	—	4,203	—	—	5,058,947	—
class ADM	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—
Total contract liabilities	$21,203	$2,630,313	$2,425,531	$2,592,865	$26,594,099	$5,058,947	$11,679,896

Shares:
class 1	—	1,421,793	157,742	87,953	902,106	—	235,767
class 2	969	—	285	—	—	359,045	—
class ADM	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—
Total shares	969	1,421,793	158,027	87,953	902,106	359,045	235,767

Cost	$14,409	$4,173,560	$1,498,154	$2,009,989	$11,540,408	$4,584,265	$5,089,166

Deferred contracts in the accumulation period:
Units owned by participants #	7,616	1,456,574	54,125	83,463	1,159,165	375,585	497,295
Minimum unit fair value #*	$2.784114	$1.179501	$5.661245	$27.506512	$21.425127	$12.735735	$21.592082
Maximum unit fair value #*	$2.784114	$16.280526	$46.619653	$31.202215	$22.744106	$13.519989	$22.921194
Contract liability	$21,203	$2,599,414	$2,403,161	$2,536,417	$26,210,480	$4,995,351	$11,312,504

Contracts in payout (annuitization) period:
Units owned by participants #	—	13,395	490	1,826	16,895	4,721	16,060
Minimum unit fair value #*	$—	$2.224220	$45.181108	$30.482257	$22.581649	$13.423390	$22.757494
Maximum unit fair value #*	$—	$2.338598	$46.135200	$31.202215	$22.744106	$13.519989	$22.921194
Contract liability	$—	$30,899	$22,370	$56,448	$383,619	$63,596	$367,392

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(7) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(8) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2020

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Insurance Series® Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$1,390	$34,187	$63,574	$110,179	$17,255	$42,078	$1,215	$15,581	$—

Expenses:
Administrative charges	—	—	—	(635)	—	—	—	—	—	—
Mortality and expense risk charges	(37,453)	(1,221)	(33,862)	(15,765)	(663,322)	(20,651)	(18,219)	(4,827)	(11,966)	(77,782)
Total expenses	(37,453)	(1,221)	(33,862)	(16,400)	(663,322)	(20,651)	(18,219)	(4,827)	(11,966)	(77,782)
Net investment income (loss)	(37,453)	169	325	47,174	(553,143)	(3,396)	23,859	(3,612)	3,615	(77,782)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	90,922	(31,797)	18,044	(110,868)	—	3,778	(7,404)	15,075	17,705	170,425
Net realized gain distributions	342,685	—	589,741	—	—	70,642	—	8,511	32,152	85,984
Change in unrealized appreciation (depreciation) during the period	754,926	23,088	(314,868)	4,487	—	(65,678)	37,739	155,121	81,143	2,422,917
Net gain (loss) on investments	1,188,533	(8,709)	292,917	(106,381)	—	8,742	30,335	178,707	131,000	2,679,326
Net increase (decrease) in net assets resulting from operations	$1,151,080	$(8,540)	$293,242	$(59,207)	$(553,143)	$5,346	$54,194	$175,095	$134,615	$2,601,544

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$13,536	$5,759	$23,592	$3,578	$2,015	$1,090	$756	$6,635	$2,100

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(45,809)	(10,622)	(94,236)	(115,252)	(10,034)	(4,140)	(1,363)	(986)	(7,246)	(1,933)
Total expenses	(45,809)	(10,622)	(94,236)	(115,252)	(10,034)	(4,140)	(1,363)	(986)	(7,246)	(1,933)
Net investment income (loss)	(45,809)	2,914	(88,477)	(91,660)	(6,456)	(2,125)	(273)	(230)	(611)	167

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	97,108	1,954	503,585	655,481	34,698	21,789	952	11,153	2,070	180
Net realized gain distributions	229,458	12,033	734,195	50,083	3,811	24,450	5,138	3,490	24,271	710
Change in unrealized appreciation (depreciation) during the period	789,163	101,598	1,758,363	1,841,585	80,646	(20,294)	11,094	(4,840)	60,572	25,864
Net gain (loss) on investments	1,115,729	115,585	2,996,143	2,547,149	119,155	25,945	17,184	9,803	86,913	26,754
Net increase (decrease) in net assets resulting from operations	$1,069,920	$118,499	$2,907,666	$2,455,489	$112,699	$23,820	$16,911	$9,573	$86,302	$26,921

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 50% Portfolio	Fidelity® VIP FundsManager 60% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account (17)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)

Investment income:
Dividends	$1,384	$2,341	$1,165	$206	$15	$41,626	$9,858,177	$8,344,853	$9,691,166	$9,078,568

Expenses:
Administrative charges	—	—	—	—	—	—	(6,940)	(9,198)	(17,082)	(13,313)
Mortality and expense risk charges	(1,512)	(1,575)	(1,570)	(323)	(22)	(8,883)	(8,034,861)	(3,427,209)	(13,873,056)	(6,544,295)
Total expenses	(1,512)	(1,575)	(1,570)	(323)	(22)	(8,883)	(8,041,801)	(3,436,407)	(13,890,138)	(6,557,608)
Net investment income (loss)	(128)	766	(405)	(117)	(7)	32,743	1,816,376	4,908,446	(4,198,972)	2,520,960

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,723	(11)	63	838	(1)	(13,312)	25,107,582	1,540,423	15,345,251	1,497,480
Net realized gain distributions	339	2,948	3,047	621	49	590	31,460,250	506,606	78,481,616	22,817,201
Change in unrealized appreciation (depreciation) during the period	3,829	11,414	14,157	2,437	336	(36,701)	(1,080,640)	9,366,924	110,652,725	3,469,294
Net gain (loss) on investments	8,891	14,351	17,267	3,896	384	(49,423)	55,487,192	11,413,953	204,479,592	27,783,975
Net increase (decrease) in net assets resulting from operations	$8,763	$15,117	$16,862	$3,779	$377	$(16,680)	$57,303,568	$16,322,399	$200,280,620	$30,304,935

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account (3)	Sub-Account (4)(5)	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)(10)	Sub-Account (11)	Sub-Account (12)

Investment income:
Dividends	$159,286	$450,112	$924,582	$—	$3,596,796	$2,427,330	$—	$98,182	$362,471	$1,085,320

Expenses:
Administrative charges	—	—	—	—	—	(3,614)	—	—	—	(1,504)
Mortality and expense risk charges	(477,798)	(833,685)	(2,145,911)	(1,425,243)	(463,774)	(1,823,738)	(179,649)	(2,039,294)	(671,212)	(884,040)
Total expenses	(477,798)	(833,685)	(2,145,911)	(1,425,243)	(463,774)	(1,827,352)	(179,649)	(2,039,294)	(671,212)	(885,544)
Net investment income (loss)	(318,512)	(383,573)	(1,221,329)	(1,425,243)	3,133,022	599,978	(179,649)	(1,941,112)	(308,741)	199,776

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	804,407	(461,434)	2,134,654	(15,808,708)	(6,445,589)	5,024,359	(4,102,740)	6,849,401	(20,874,121)	142,712
Net realized gain distributions	6,073,139	31,411,697	5,605,527	62,415,338	—	—	5,314,831	13,788,086	5,340,508	—
Change in unrealized appreciation (depreciation) during the period	27,546	(17,748,321)	35,471,436	(1,565,479)	3,059,633	17,847,236	9,321	29,601,904	1,023,659	(625,759)
Net gain (loss) on investments	6,905,092	13,201,942	43,211,617	45,041,151	(3,385,956)	22,871,595	1,221,412	50,239,391	(14,509,954)	(483,047)
Net increase (decrease) in net assets resulting from operations	$6,586,580	$12,818,369	$41,990,288	$43,615,908	$(252,934)	$23,471,573	$1,041,763	$48,298,279	$(14,818,695)	$(283,271)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)	Sub-Account (14)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$7,091,570	$2,179,169	$892,784	$18,601	$—	$2,722,293	$—	$4,693

Expenses:
Administrative charges	(1,496)	—	(4,060)	—	—	—	—	—	—	—
Mortality and expense risk charges	(1,084,875)	(785,629)	(5,578,839)	(712,479)	(572,499)	(45,127)	(35,799)	(1,960,099)	(296)	(2,351)
Total expenses	(1,086,371)	(785,629)	(5,582,899)	(712,479)	(572,499)	(45,127)	(35,799)	(1,960,099)	(296)	(2,351)
Net investment income (loss)	(1,086,371)	(785,629)	1,508,671	1,466,690	320,285	(26,526)	(35,799)	762,194	(296)	2,342

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,892,448	1,522,498	29,729,396	(466,203)	(7,695,325)	(61,451)	(94,535)	1,403,078	211	(4,111)
Net realized gain distributions	11,626,214	1,866,926	29,298,238	—	7,764,491	—	170,962	10,038,355	3,969	5,234
Change in unrealized appreciation (depreciation) during the period	25,536,906	12,298,924	(16,735,903)	1,917,818	(8,374,852)	53,151	235,616	12,589,922	6,688	(49,289)
Net gain (loss) on investments	39,055,568	15,688,348	42,291,731	1,451,615	(8,305,686)	(8,300)	312,043	24,031,355	10,868	(48,166)
Net increase (decrease) in net assets resulting from operations	$37,969,197	$14,902,719	$43,800,402	$2,918,305	$(7,985,401)	$(34,826)	$276,244	$24,793,549	$10,572	$(45,824)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Discovery Portfolio	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco Oppenheimer V.I. Global Fund	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account	Sub-Account (15)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$3,341	$—	$45,701	$—	$156,230	$—	$1,846	$1,005	$6,607	$42,017

Expenses:
Administrative charges	—	—	—	—	(785)	(1,368)	—	—	—	—
Mortality and expense risk charges	(1,964)	(11,273)	(7,642)	(81,764)	(51,393)	(85,223)	(6,179)	(1,374)	(5,799)	(128,374)
Total expenses	(1,964)	(11,273)	(7,642)	(81,764)	(52,178)	(86,591)	(6,179)	(1,374)	(5,799)	(128,374)
Net investment income (loss)	1,377	(11,273)	38,059	(81,764)	104,052	(86,591)	(4,333)	(369)	808	(86,357)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	284	127,426	(558,035)	297,466	(139,047)	548,069	26,460	(17,888)	3,191	(208,700)
Net realized gain distributions	6,907	99,272	467,899	—	—	—	15,304	—	—	713,671
Change in unrealized appreciation (depreciation) during the period	3,161	583,312	(69,373)	(279,019)	96,721	1,127,223	80,487	20,970	41,657	1,364,343
Net gain (loss) on investments	10,352	810,010	(159,509)	18,447	(42,326)	1,675,292	122,251	3,082	44,848	1,869,314
Net increase (decrease) in net assets resulting from operations	$11,729	$798,737	$(121,450)	$(63,317)	$61,726	$1,588,701	$117,918	$2,713	$45,656	$1,782,957

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Pioneer Mid Cap Value VCT Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio	Royce Capital Fund–Small-Cap Portfolio	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,617	$—	$—	$—	$—	$1,271	$2,976	$1,810	$867	$158

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(1,962)	(2,053)	(14,765)	(4,076)	(889)	(1,769)	(4,708)	(1,071)	(19,624)	(365)
Total expenses	(1,962)	(2,053)	(14,765)	(4,076)	(889)	(1,769)	(4,708)	(1,071)	(19,624)	(365)
Net investment income (loss)	(345)	(2,053)	(14,765)	(4,076)	(889)	(498)	(1,732)	739	(18,757)	(207)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(7,845)	1,934	15,137	4,241	424	(29,209)	63,368	(7,007)	81,440	106
Net realized gain distributions	5,501	—	—	—	—	2,313	21,225	2,250	90,469	1,524
Change in unrealized appreciation (depreciation) during the period	7	34,087	458,257	1,311	16,923	7,196	(37,853)	(5,146)	296,969	1,245
Net gain (loss) on investments	(2,337)	36,021	473,394	5,552	17,347	(19,700)	46,740	(9,903)	468,878	2,875
Net increase (decrease) in net assets resulting from operations	$(2,682)	$33,968	$458,629	$1,476	$16,458	$(20,198)	$45,008	$(9,164)	$450,121	$2,668

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2020

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$80,996	$—	$15,538	$—	$61,360	$—

Expenses:
Administrative charges	—	—	—	—	—	—
Mortality and expense risk charges	(38,892)	(26,867)	(31,666)	(323,100)	(66,106)	(153,782)
Total expenses	(38,892)	(26,867)	(31,666)	(323,100)	(66,106)	(153,782)
Net investment income (loss)	42,104	(26,867)	(16,128)	(323,100)	(4,746)	(153,782)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(637,297)	74,829	25,791	1,641,274	(44,629)	922,421
Net realized gain distributions	—	101,283	168,539	—	51,493	—
Change in unrealized appreciation (depreciation) during the period	670,579	711,801	243,897	5,564,926	338,614	2,169,709
Net gain (loss) on investments	33,282	887,913	438,227	7,206,200	345,478	3,092,130
Net increase (decrease) in net assets resulting from operations	$75,386	$861,046	$422,099	$6,883,100	$340,732	$2,938,348

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(8) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(9) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(12) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(13) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(15) Liquidated as of April 24, 2020.
(16) Liquidated as of December 24, 2020.
(17) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Insurance Series® Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(37,453)	$169	$325	$47,174	$(553,143)	$(3,396)	$23,859	$(3,612)	$3,615	$(77,782)
Net realized gain (loss) on security transactions	90,922	(31,797)	18,044	(110,868)	—	3,778	(7,404)	15,075	17,705	170,425
Net realized gain distributions	342,685	—	589,741	—	—	70,642	—	8,511	32,152	85,984
Change in unrealized appreciation (depreciation) during the period	754,926	23,088	(314,868)	4,487	—	(65,678)	37,739	155,121	81,143	2,422,917
Net increase (decrease) in net assets resulting from operations	1,151,080	(8,540)	293,242	(59,207)	(553,143)	5,346	54,194	175,095	134,615	2,601,544

Unit transactions:
Purchases	34,176	—	3,720	—	138,751	32,754	70,746	2,794	3,001	1,204
Net transfers	(192,224)	(34,687)	44,887	110,444	25,255,384	(26,055)	15,412	71,519	8,420	(486,602)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(266,602)	(31,577)	(281,457)	(21,781)	(9,931,350)	(138,133)	(107,758)	(4,488)	(25,351)	(224,891)
Other transactions	21	2	(46)	47	57	(3)	7	3	4	206
Death benefits	—	—	(60,699)	(14,960)	(1,477,307)	(8,845)	(11,667)	—	—	(18,989)
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	(1,512)	—	(24,621)	(18,317)	17,669	(4,710)	(22,697)	—	(9,288)	(21,589)
Net increase (decrease) in net assets resulting from unit transactions	(426,141)	(66,262)	(318,216)	55,433	14,003,204	(144,992)	(55,957)	69,828	(23,214)	(750,661)
Net increase (decrease) in net assets	724,939	(74,802)	(24,974)	(3,774)	13,450,061	(139,646)	(1,763)	244,923	111,401	1,850,883

Net assets:
Beginning of period	3,119,191	135,969	2,657,607	1,161,123	35,611,655	1,511,378	1,347,082	321,937	989,419	4,798,052
End of period	$3,844,130	$61,167	$2,632,633	$1,157,349	$49,061,716	$1,371,732	$1,345,319	$566,860	$1,100,820	$6,648,935

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(45,809)	$2,914	$(88,477)	$(91,660)	$(6,456)	$(2,125)	$(273)	$(230)	$(611)	$167
Net realized gain (loss) on security transactions	97,108	1,954	503,585	655,481	34,698	21,789	952	11,153	2,070	180
Net realized gain distributions	229,458	12,033	734,195	50,083	3,811	24,450	5,138	3,490	24,271	710
Change in unrealized appreciation (depreciation) during the period	789,163	101,598	1,758,363	1,841,585	80,646	(20,294)	11,094	(4,840)	60,572	25,864
Net increase (decrease) in net assets resulting from operations	1,069,920	118,499	2,907,666	2,455,489	112,699	23,820	16,911	9,573	86,302	26,921

Unit transactions:
Purchases	—	4,866	70,756	80,507	15,520	—	1,836	—	41,217	—
Net transfers	151,102	(23,000)	45,457	(342,619)	(90,543)	(5,811)	(230)	—	98,018	166,886
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(214,848)	(116,165)	(803,756)	(1,180,721)	(60,721)	(356,370)	(66)	(76,141)	(7,052)	(32)
Other transactions	(19)	(7)	1	177	24	(145)	—	(1)	7	—
Death benefits	(13,306)	—	—	—	—	—	—	—	—	—
Net loan activity	—	—	(14)	(14)	—	—	—	—	—	—
Net annuity transactions	25,050	—	(988)	(78)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(52,021)	(134,306)	(688,544)	(1,442,748)	(135,720)	(362,326)	1,540	(76,142)	132,190	166,854
Net increase (decrease) in net assets	1,017,899	(15,807)	2,219,122	1,012,741	(23,021)	(338,506)	18,451	(66,569)	218,492	193,775

Net assets:
Beginning of period	2,712,957	996,234	7,239,719	9,323,809	910,301	549,454	105,415	145,224	533,305	13,377
End of period	$3,730,856	$980,427	$9,458,841	$10,336,550	$887,280	$210,948	$123,866	$78,655	$751,797	$207,152

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 50% Portfolio	Fidelity® VIP FundsManager 60% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account (17)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)

Operations:
Net investment income (loss)	$(128)	$766	$(405)	$(117)	$(7)	$32,743	$1,816,376	$4,908,446	$(4,198,972)	$2,520,960
Net realized gain (loss) on security transactions	4,723	(11)	63	838	(1)	(13,312)	25,107,582	1,540,423	15,345,251	1,497,480
Net realized gain distributions	339	2,948	3,047	621	49	590	31,460,250	506,606	78,481,616	22,817,201
Change in unrealized appreciation (depreciation) during the period	3,829	11,414	14,157	2,437	336	(36,701)	(1,080,640)	9,366,924	110,652,725	3,469,294
Net increase (decrease) in net assets resulting from operations	8,763	15,117	16,862	3,779	377	(16,680)	57,303,568	16,322,399	200,280,620	30,304,935

Unit transactions:
Purchases	—	—	—	—	1,965	793	3,668,478	1,100,770	5,024,632	1,854,604
Net transfers	167,566	175,566	—	—	—	290	(3,675,859)	10,374,102	(22,160,790)	(11,640,277)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	40,849,162	—	52,531,020
Surrenders for benefit payments and fees	—	(15,018)	(23)	(24,629)	(4)	(154,634)	(46,439,800)	(18,334,293)	(79,909,235)	(36,451,500)
Other transactions	—	—	—	(2)	—	(9)	73,268	15,557	39,050	8,351
Death benefits	—	—	—	—	—	—	(21,599,306)	(6,641,177)	(22,728,096)	(11,792,704)
Net loan activity	—	—	—	—	—	—	(1)	(15)	(5)	(5)
Net annuity transactions	—	—	—	—	—	—	(3,470,149)	(302,613)	(693,188)	(483,449)
Net increase (decrease) in net assets resulting from unit transactions	167,566	160,548	(23)	(24,631)	1,961	(153,560)	(71,443,369)	27,061,493	(120,427,632)	(5,973,960)
Net increase (decrease) in net assets	176,329	175,665	16,839	(20,852)	2,338	(170,240)	(14,139,801)	43,383,892	79,852,988	24,330,975

Net assets:
Beginning of period	1	127,121	124,979	50,219	1,458	831,608	648,929,045	225,368,061	1,105,575,254	508,097,172
End of period	$176,330	$302,786	$141,818	$29,367	$3,796	$661,368	$634,789,244	$268,751,953	$1,185,428,242	$532,428,147

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account (3)	Sub-Account (4)(5)	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)(10)	Sub-Account (11)	Sub-Account (12)

Operations:
Net investment income (loss)	$(318,512)	$(383,573)	$(1,221,329)	$(1,425,243)	$3,133,022	$599,978	$(179,649)	$(1,941,112)	$(308,741)	$199,776
Net realized gain (loss) on security transactions	804,407	(461,434)	2,134,654	(15,808,708)	(6,445,589)	5,024,359	(4,102,740)	6,849,401	(20,874,121)	142,712
Net realized gain distributions	6,073,139	31,411,697	5,605,527	62,415,338	—	—	5,314,831	13,788,086	5,340,508	—
Change in unrealized appreciation (depreciation) during the period	27,546	(17,748,321)	35,471,436	(1,565,479)	3,059,633	17,847,236	9,321	29,601,904	1,023,659	(625,759)
Net increase (decrease) in net assets resulting from operations	6,586,580	12,818,369	41,990,288	43,615,908	(252,934)	23,471,573	1,041,763	48,298,279	(14,818,695)	(283,271)

Unit transactions:
Purchases	191,461	314,711	432,321	364,336	112,541	832,899	22,403	1,031,128	105,318	367,766
Net transfers	(586,356)	(1,416,519)	(13,788,984)	1,808,065	(432,385)	(3,797,475)	(748,615)	(8,963,721)	(1,133,743)	5,660,785
Net interfund transfers due to corporate actions	—	(85,155,226)	241,365,204	(156,209,978)	(40,849,162)	—	(18,455,655)	76,689,593	(58,233,938)	67,761,002
Surrenders for benefit payments and fees	(2,936,510)	(5,277,980)	(12,516,577)	(7,104,859)	(2,647,960)	(10,097,446)	(1,096,098)	(11,445,836)	(3,319,074)	(8,218,058)
Other transactions	(223)	606	529	(2,726)	595	4,088	4	(971)	2,308	59,289
Death benefits	(733,363)	(1,478,440)	(3,304,093)	(2,986,598)	(832,179)	(3,214,186)	(217,393)	(3,748,170)	(1,121,453)	(2,575,870)
Net loan activity	—	—	—	—	—	(12)	—	—	—	—
Net annuity transactions	20,139	(1,202,061)	3,587,287	(2,698,706)	(711,046)	(178,702)	(78,834)	145,987	(989,670)	1,197,494
Net increase (decrease) in net assets resulting from unit transactions	(4,044,852)	(94,214,909)	215,775,687	(166,830,466)	(45,359,596)	(16,450,834)	(20,574,188)	53,708,010	(64,690,252)	64,252,408
Net increase (decrease) in net assets	2,541,728	(81,396,540)	257,765,975	(123,214,558)	(45,612,530)	7,020,739	(19,532,425)	102,006,289	(79,508,947)	63,969,137

Net assets:
Beginning of period	33,562,772	81,396,540	76,548,019	123,214,558	45,612,530	143,068,695	19,532,425	146,104,792	79,508,947	47,152,472
End of period	$36,104,500	$—	$334,313,994	$—	$—	$150,089,434	$—	$248,111,081	$—	$111,121,609

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)	Sub-Account (14)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,086,371)	$(785,629)	$1,508,671	$1,466,690	$320,285	$(26,526)	$(35,799)	$762,194	$(296)	$2,342
Net realized gain (loss) on security transactions	1,892,448	1,522,498	29,729,396	(466,203)	(7,695,325)	(61,451)	(94,535)	1,403,078	211	(4,111)
Net realized gain distributions	11,626,214	1,866,926	29,298,238	—	7,764,491	—	170,962	10,038,355	3,969	5,234
Change in unrealized appreciation (depreciation) during the period	25,536,906	12,298,924	(16,735,903)	1,917,818	(8,374,852)	53,151	235,616	12,589,922	6,688	(49,289)
Net increase (decrease) in net assets resulting from operations	37,969,197	14,902,719	43,800,402	2,918,305	(7,985,401)	(34,826)	276,244	24,793,549	10,572	(45,824)

Unit transactions:
Purchases	558,498	157,125	2,526,171	175,865	189,412	2,350	2,840	1,208,663	—	2,260
Net transfers	(565,525)	(3,045,419)	(6,396,345)	8,269,978	363,920	101,677	(22,123)	2,932,560	74,044	(1,166)
Net interfund transfers due to corporate actions	—	—	—	(67,761,002)	(52,531,020)	—	—	—	—	—
Surrenders for benefit payments and fees	(6,060,629)	(3,907,242)	(31,225,400)	(3,929,222)	(3,262,113)	(383,228)	(120,345)	(11,256,554)	(2)	(12,977)
Other transactions	1,115	(94)	67,748	(57,165)	1,399	3	4	51,371	—	1
Death benefits	(1,138,634)	(1,151,130)	(12,100,830)	(1,370,653)	(705,992)	(59,084)	(56,737)	(3,065,113)	—	—
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	(118,632)	165,880	(2,214,930)	(1,406,274)	(1,529,553)	(21,498)	(13,240)	(344,509)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(7,323,807)	(7,780,880)	(49,343,586)	(66,078,473)	(57,473,947)	(359,780)	(209,601)	(10,473,582)	74,042	(11,882)
Net increase (decrease) in net assets	30,645,390	7,121,839	(5,543,184)	(63,160,168)	(65,459,348)	(394,606)	66,643	14,319,967	84,614	(57,706)

Net assets:
Beginning of period	78,991,886	55,357,023	474,826,616	63,160,168	65,459,348	3,397,477	2,406,253	158,499,136	1,529	249,410
End of period	$109,637,276	$62,478,862	$469,283,432	$—	$—	$3,002,871	$2,472,896	$172,819,103	$86,143	$191,704

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Discovery Portfolio	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco Oppenheimer V.I. Global Fund	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account	Sub-Account (15)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,377	$(11,273)	$38,059	$(81,764)	$104,052	$(86,591)	$(4,333)	$(369)	$808	$(86,357)
Net realized gain (loss) on security transactions	284	127,426	(558,035)	297,466	(139,047)	548,069	26,460	(17,888)	3,191	(208,700)
Net realized gain distributions	6,907	99,272	467,899	—	—	—	15,304	—	—	713,671
Change in unrealized appreciation (depreciation) during the period	3,161	583,312	(69,373)	(279,019)	96,721	1,127,223	80,487	20,970	41,657	1,364,343
Net increase (decrease) in net assets resulting from operations	11,729	798,737	(121,450)	(63,317)	61,726	1,588,701	117,918	2,713	45,656	1,782,957

Unit transactions:
Purchases	—	2,978	1,584	12,209	5,267	7,914	6,128	672	5,962	16,499
Net transfers	—	356,365	(1,514,410)	(32,023)	126,512	(813,145)	(74,302)	3,372	95,500	28,853
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(22,831)	(17,540)	(19,105)	(353,120)	(258,332)	(424,124)	(87,457)	(3,605)	(59,401)	(436,834)
Other transactions	10	—	(137)	61	(18)	204	—	3	20	(25)
Death benefits	—	—	(35,428)	(26,139)	(21,068)	(44,308)	—	—	—	(162,875)
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	—	(19,704)	(10,696)	(51,051)	(24,443)	—	—	—	(5,944)
Net increase (decrease) in net assets resulting from unit transactions	(22,821)	341,803	(1,587,200)	(409,708)	(198,690)	(1,297,902)	(155,631)	442	42,081	(560,326)
Net increase (decrease) in net assets	(11,092)	1,140,540	(1,708,650)	(473,025)	(136,964)	290,799	(37,713)	3,155	87,737	1,222,631

Net assets:
Beginning of period	181,239	561,771	1,708,650	5,949,822	3,459,988	5,620,918	574,126	136,448	431,867	8,580,074
End of period	$170,147	$1,702,311	$—	$5,476,797	$3,323,024	$5,911,717	$536,413	$139,603	$519,604	$9,802,705

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Pioneer Mid Cap Value VCT Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio	Royce Capital Fund–Small-Cap Portfolio	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(345)	$(2,053)	$(14,765)	$(4,076)	$(889)	$(498)	$(1,732)	$739	$(18,757)	$(207)
Net realized gain (loss) on security transactions	(7,845)	1,934	15,137	4,241	424	(29,209)	63,368	(7,007)	81,440	106
Net realized gain distributions	5,501	—	—	—	—	2,313	21,225	2,250	90,469	1,524
Change in unrealized appreciation (depreciation) during the period	7	34,087	458,257	1,311	16,923	7,196	(37,853)	(5,146)	296,969	1,245
Net increase (decrease) in net assets resulting from operations	(2,682)	33,968	458,629	1,476	16,458	(20,198)	45,008	(9,164)	450,121	2,668

Unit transactions:
Purchases	1,134	—	—	—	—	520	218,505	203	—	—
Net transfers	(13,254)	—	48,017	—	—	(51,871)	(407,588)	—	(272,838)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(12,031)	(13)	(3,859)	(9,858)	(5)	(13,471)	(34,574)	(12,095)	(28,945)	(1)
Other transactions	—	(3)	—	(1)	—	1	3	(3)	(12)	—
Death benefits	—	3,826	(2,349)	(1,179)	—	—	(232,490)	—	(74,673)	—
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	(2,257)	—	—	—	—	—	—	(2,061)	—
Net increase (decrease) in net assets resulting from unit transactions	(24,151)	1,553	41,809	(11,038)	(5)	(64,821)	(456,144)	(11,895)	(378,529)	(1)
Net increase (decrease) in net assets	(26,833)	35,521	500,438	(9,562)	16,453	(85,019)	(411,136)	(21,059)	71,592	2,667

Net assets:
Beginning of period	190,402	118,301	855,562	246,438	55,616	227,718	411,136	116,182	1,633,714	18,536
End of period	$163,569	$153,822	$1,356,000	$236,876	$72,069	$142,699	$—	$95,123	$1,705,306	$21,203

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$42,104	$(26,867)	$(16,128)	$(323,100)	$(4,746)	$(153,782)
Net realized gain (loss) on security transactions	(637,297)	74,829	25,791	1,641,274	(44,629)	922,421
Net realized gain distributions	—	101,283	168,539	—	51,493	—
Change in unrealized appreciation (depreciation) during the period	670,579	711,801	243,897	5,564,926	338,614	2,169,709
Net increase (decrease) in net assets resulting from operations	75,386	861,046	422,099	6,883,100	340,732	2,938,348

Unit transactions:
Purchases	—	—	55	3,852	1,695	25,702
Net transfers	(541,463)	171,625	(44,961)	(444,926)	296,589	(317,631)
Net interfund transfers due to corporate actions	—	—	—	—	—	—
Surrenders for benefit payments and fees	(132,912)	(240,388)	(81,691)	(1,715,003)	(361,600)	(937,699)
Other transactions	(10)	392	2	499	174	(185)
Death benefits	(1,609)	(18,909)	(15,822)	(180,142)	(25,700)	(197,299)
Net loan activity	—	—	—	—	—	—
Net annuity transactions	(6,926)	6,144	(13,083)	(148,948)	(26,814)	(85,145)
Net increase (decrease) in net assets resulting from unit transactions	(682,920)	(81,136)	(155,500)	(2,484,668)	(115,656)	(1,512,257)
Net increase (decrease) in net assets	(607,534)	779,910	266,599	4,398,432	225,076	1,426,091

Net assets:
Beginning of period	3,237,847	1,645,621	2,326,266	22,195,667	4,833,871	10,253,805
End of period	$2,630,313	$2,425,531	$2,592,865	$26,594,099	$5,058,947	$11,679,896

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(8) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(9) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(12) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(13) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(15) Liquidated as of April 24, 2020.
(16) Liquidated as of December 24, 2020.
(17) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(39,452)	$(630)	$(9,791)	$48,487	$167,728	$(6,254)	$17,300	$(2,346)	$3,264	$(67,787)
Net realized gain (loss) on security transactions	107,588	(5,583)	40,356	(17,327)	—	22,085	(10,525)	21,148	25,748	43,429
Net realized gain distributions	570,785	—	286,755	—	—	172,403	—	45,150	34,731	884,936
Change in unrealized appreciation (depreciation) during the period	304,803	25,033	272,095	110,763	—	69,921	80,329	46,249	134,371	419,772
Net increase (decrease) in net assets resulting from operations	943,724	18,820	589,415	141,923	167,728	258,155	87,104	110,201	198,114	1,280,350

Unit transactions:
Purchases	32,106	11	3,760	40	69,461	28,325	45	1,704	2,801	1,212
Net transfers	(99,820)	(6,227)	2,224	(299,050)	21,286,427	367,891	(16,649)	(13,706)	(1,839)	496,836
Surrenders for benefit payments and fees	(572,792)	(5,998)	(154,481)	(37,824)	(15,075,947)	(132,921)	(112,090)	(205,424)	(86,137)	(343,721)
Other transactions	(115)	—	1	26	474	(1)	—	3	(10)	(32)
Death benefits	—	—	(60,728)	(5,022)	(1,181,996)	(6,003)	(946)	—	—	(50,213)
Net annuity transactions	(1,030)	—	24,828	(8,284)	56,734	(5,599)	(23,077)	—	(9,131)	26,612
Net increase (decrease) in net assets resulting from unit transactions	(641,651)	(12,214)	(184,396)	(350,114)	5,155,153	251,692	(152,717)	(217,423)	(94,316)	130,694
Net increase (decrease) in net assets	302,073	6,606	405,019	(208,191)	5,322,881	509,847	(65,613)	(107,222)	103,798	1,411,044

Net assets:
Beginning of period	2,817,118	129,363	2,252,588	1,369,314	30,288,774	1,001,531	1,412,695	429,159	885,621	3,387,008
End of period	$3,119,191	$135,969	$2,657,607	$1,161,123	$35,611,655	$1,511,378	$1,347,082	$321,937	$989,419	$4,798,052

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP ContrafundSM Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(40,174)	$5,719	$(67,337)	$(70,023)	$4,556	$2,458	$528	$771	$2,409	$81
Net realized gain (loss) on security transactions	112,028	(3,725)	547,224	575,208	29,572	5,818	4,079	1,398	8,351	10
Net realized gain distributions	316,717	40,413	458,566	1,064,808	32,870	31,013	4,232	10,966	15,092	270
Change in unrealized appreciation (depreciation) during the period	392,493	107,989	1,064,862	822,978	139,208	55,234	15,092	8,605	68,797	884
Net increase (decrease) in net assets resulting from operations	781,064	150,396	2,003,315	2,392,971	206,206	94,523	23,931	21,740	94,649	1,245

Unit transactions:
Purchases	—	4,222	73,977	80,626	14,854	35	2,800	16	36,841	—
Net transfers	(162,572)	—	(278,931)	(289,203)	(42,811)	(46,919)	(11,505)	(20,270)	(16,629)	—
Surrenders for benefit payments and fees	(310,765)	(71,865)	(1,041,765)	(1,343,988)	(95,257)	(61,977)	(17,697)	(3)	(69,150)	(19)
Other transactions	1	(9)	(28)	(11)	(2)	—	(1)	—	—	(1)
Death benefits	(29,868)	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	—	(774)	(65)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(503,204)	(67,652)	(1,247,521)	(1,552,641)	(123,216)	(108,861)	(26,403)	(20,257)	(48,938)	(20)
Net increase (decrease) in net assets	277,860	82,744	755,794	840,330	82,990	(14,338)	(2,472)	1,483	45,711	1,225

Net assets:
Beginning of period	2,435,097	913,490	6,483,925	8,483,479	827,311	563,792	107,887	143,741	487,594	12,152
End of period	$2,712,957	$996,234	$7,239,719	$9,323,809	$910,301	$549,454	$105,415	$145,224	$533,305	$13,377

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 50% Portfolio	Fidelity® VIP FundsManager 60% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account(1)	Sub-Account(1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(71)	$1,132	$594	$(13)	$(2)	$31,744	$3,148,365	$5,518,780	$(2,159,879)	$1,898,060
Net realized gain (loss) on security transactions	372	7	4	(16)	(3)	1,469	32,038,892	291,587	19,249,982	8,012,377
Net realized gain distributions	400	31	3,574	5,710	170	12,632	53,289,216	—	117,366,593	57,511,185
Change in unrealized appreciation (depreciation) during the period	8	4,208	6,448	3,017	94	62,764	33,278,537	13,891,007	139,487,069	48,364,584
Net increase (decrease) in net assets resulting from operations	709	5,378	10,620	8,698	259	108,609	121,755,010	19,701,374	273,943,765	115,786,206

Unit transactions:
Purchases	—	—	—	124	250	867	2,795,398	1,208,742	2,529,561	1,510,564
Net transfers	—	121,743	97,742	—	—	45,643	791,195	6,110,526	(24,976,840)	(6,501,596)
Surrenders for benefit payments and fees	(10,644)	—	(22)	(7)	(3)	(91,848)	(60,710,780)	(24,177,053)	(100,607,080)	(50,593,107)
Other transactions	—	—	(1)	(1)	(1)	—	39,599	31,990	20,315	25,437
Death benefits	—	—	—	—	—	—	(20,836,290)	(6,474,013)	(21,949,449)	(12,405,472)
Net annuity transactions	—	—	—	—	—	—	(4,633,986)	(867,461)	(3,695,629)	(1,508,282)
Net increase (decrease) in net assets resulting from unit transactions	(10,644)	121,743	97,719	116	246	(45,338)	(82,554,864)	(24,167,269)	(148,679,122)	(69,472,456)
Net increase (decrease) in net assets	(9,935)	127,121	108,339	8,814	505	63,271	39,200,146	(4,465,895)	125,264,643	46,313,750

Net assets:
Beginning of period	9,936	—	16,640	41,405	953	768,337	609,728,899	229,833,956	980,310,611	461,783,422
End of period	$1	$127,121	$124,979	$50,219	$1,458	$831,608	$648,929,045	$225,368,061	$1,105,575,254	$508,097,172

The accompanying notes are an integral part of these financial statements.
(1) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(444,216)	$(895,811)	$(498,088)	$(1,900,030)	$2,105,471	$557,436	$(174,534)	$(1,590,709)	$(408,592)	$198,426
Net realized gain (loss) on security transactions	738,954	3,431,603	907,516	2,164,996	(703,724)	4,839,223	(42,757)	8,035,872	(498,681)	208,135
Net realized gain distributions	4,183,120	10,773,505	8,204,616	24,862,577	—	5,283,914	3,026,879	21,104,612	9,507,403	—
Change in unrealized appreciation (depreciation) during the period	4,184,358	7,503,892	11,378,733	5,421,357	4,312,710	19,883,547	2,450,407	10,665,233	10,862,430	272,869
Net increase (decrease) in net assets resulting from operations	8,662,216	20,813,189	19,992,777	30,548,900	5,714,457	30,564,120	5,259,995	38,215,008	19,462,560	679,430

Unit transactions:
Purchases	47,377	334,024	253,775	726,815	185,095	541,469	38,053	980,446	162,896	222,861
Net transfers	(412,775)	(1,748,835)	(1,160,258)	(2,194,738)	460,481	(1,692,147)	2,267,950	(4,660,102)	(2,126,548)	1,318,247
Surrenders for benefit payments and fees	(3,151,427)	(7,538,993)	(7,168,223)	(13,928,808)	(4,735,816)	(13,458,315)	(1,999,945)	(11,965,826)	(7,208,730)	(6,448,689)
Other transactions	279	(102)	281	1,704	27	2,108	780	(1,449)	3,893	6,389
Death benefits	(676,622)	(1,829,921)	(1,511,422)	(2,396,394)	(1,139,703)	(2,666,390)	(170,070)	(3,691,906)	(1,341,825)	(1,011,048)
Net annuity transactions	(126,910)	(182,831)	(190,500)	(376,325)	(354)	(564,529)	(22,432)	(422,049)	(274,435)	(117,113)
Net increase (decrease) in net assets resulting from unit transactions	(4,320,078)	(10,966,658)	(9,776,347)	(18,167,746)	(5,230,270)	(17,837,804)	114,336	(19,760,886)	(10,784,749)	(6,029,353)
Net increase (decrease) in net assets	4,342,138	9,846,531	10,216,430	12,381,154	484,187	12,726,316	5,374,331	18,454,122	8,677,811	(5,349,923)

Net assets:
Beginning of period	29,220,634	71,550,009	66,331,589	110,833,404	45,128,343	130,342,379	14,158,094	127,650,670	70,831,136	52,502,395
End of period	$33,562,772	$81,396,540	$76,548,019	$123,214,558	$45,612,530	$143,068,695	$19,532,425	$146,104,792	$79,508,947	$47,152,472

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,044,662)	$(825,858)	$1,387,366	$663,167	$267,088	$42,439	$(39,925)	$1,242,159	$(342)	$852
Net realized gain (loss) on security transactions	2,182,023	1,928,920	40,409,829	(548,318)	1,543,643	(22,752)	(91,510)	1,003,575	3,385	1,691
Net realized gain distributions	14,023,190	9,103,587	38,432,471	—	6,366,046	—	482,788	8,462,501	151	9,200
Change in unrealized appreciation (depreciation) during the period	7,114,610	4,861,739	37,232,521	2,226,247	6,407,203	183,709	141,161	27,849,048	4,596	25,396
Net increase (decrease) in net assets resulting from operations	22,275,161	15,068,388	117,462,187	2,341,096	14,583,980	203,396	492,514	38,557,283	7,790	37,139

Unit transactions:
Purchases	148,715	158,225	1,463,962	473,016	194,310	7,199	2,056	712,552	—	3,446
Net transfers	(888,836)	(50,084)	(6,868,655)	2,814,878	(1,001,279)	32,531	(58,502)	230,615	(53)	394
Surrenders for benefit payments and fees	(7,263,575)	(4,951,570)	(45,760,287)	(6,800,520)	(7,244,480)	(475,873)	(385,921)	(13,343,961)	(1,249)	(9,736)
Other transactions	2,792	43	81,974	1,033	4,168	(4)	(7)	9,822	—	(2)
Death benefits	(1,460,598)	(901,845)	(9,545,834)	(2,509,548)	(1,239,820)	(57,819)	(14,191)	(2,756,434)	(32,841)	—
Net annuity transactions	(153,711)	(80,011)	(2,469,179)	(206,730)	54,422	85,490	56,520	(1,076,283)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(9,615,213)	(5,825,242)	(63,098,019)	(6,227,871)	(9,232,679)	(408,476)	(400,045)	(16,223,689)	(34,143)	(5,898)
Net increase (decrease) in net assets	12,659,948	9,243,146	54,364,168	(3,886,775)	5,351,301	(205,080)	92,469	22,333,594	(26,353)	31,241

Net assets:
Beginning of period	66,331,938	46,113,877	420,462,448	67,046,943	60,108,047	3,602,557	2,313,784	136,165,542	27,882	218,169
End of period	$78,991,886	$55,357,023	$474,826,616	$63,160,168	$65,459,348	$3,397,477	$2,406,253	$158,499,136	$1,529	$249,410

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Discovery Portfolio	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco Oppenheimer V.I. Global Fund	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,778	$(8,696)	$11,116	$(97,999)	$120,352	$(87,646)	$(3,524)	$(842)	$1,681	$(64,808)
Net realized gain (loss) on security transactions	2,722	6,811	6,080	342,194	(105,801)	515,282	12,185	(24,147)	(3,409)	(409,761)
Net realized gain distributions	12,493	118,274	83,585	—	—	—	81,204	13,610	—	1,277,245
Change in unrealized appreciation (depreciation) during the period	14,735	61,374	208,338	944,457	461,742	982,449	61,561	43,506	30,620	1,317,531
Net increase (decrease) in net assets resulting from operations	31,728	177,763	309,119	1,188,652	476,293	1,410,085	151,426	32,127	28,892	2,120,207

Unit transactions:
Purchases	9	1,878	4,802	5,651	11,106	16,911	4,701	752	5,556	10,049
Net transfers	(17,801)	26,794	(34,218)	(239,061)	23	308,761	(55,501)	(27,232)	44,877	(85,110)
Surrenders for benefit payments and fees	(32,860)	(172,380)	(216,725)	(474,843)	(363,301)	(469,698)	(90,116)	(27,228)	(62,043)	(752,276)
Other transactions	(1)	1	22	—	1	(25)	7	—	37	(2)
Death benefits	—	—	(43,061)	(122,858)	(135,076)	(152,929)	—	—	—	(496,438)
Net annuity transactions	—	—	(10,574)	(7,185)	36,085	27,432	—	—	—	(20,481)
Net increase (decrease) in net assets resulting from unit transactions	(50,653)	(143,707)	(299,754)	(838,296)	(451,162)	(269,548)	(140,909)	(53,708)	(11,573)	(1,344,258)
Net increase (decrease) in net assets	(18,925)	34,056	9,365	350,356	25,131	1,140,537	10,517	(21,581)	17,319	775,949

Net assets:
Beginning of period	200,164	527,715	1,699,285	5,599,466	3,434,857	4,480,381	563,609	158,029	414,548	7,804,125
End of period	$181,239	$561,771	$1,708,650	$5,949,822	$3,459,988	$5,620,918	$574,126	$136,448	$431,867	$8,580,074

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Pioneer Mid Cap Value VCT Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio	Royce Capital Fund–Small-Cap Portfolio	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(350)	$(1,756)	$(11,057)	$(4,453)	$(855)	$(1,321)	$(2,746)	$506	$(14,136)	$(140)
Net realized gain (loss) on security transactions	(904)	5,267	8,811	5,630	1,036	(3,949)	508	486	54,024	95
Net realized gain distributions	11,234	—	—	—	—	26,758	22,839	15,414	133,953	1,096
Change in unrealized appreciation (depreciation) during the period	30,565	22,155	204,312	46,728	13,917	15,308	66,594	9,913	126,939	1,763
Net increase (decrease) in net assets resulting from operations	40,545	25,666	202,066	47,905	14,098	36,796	87,195	26,319	300,780	2,814

Unit transactions:
Purchases	1,101	—	—	—	—	661	3	190	50	—
Net transfers	998	(8,791)	6,978	(5,134)	(1,982)	(5,268)	594	(6,846)	577,917	—
Surrenders for benefit payments and fees	(5,578)	(13)	(2,256)	(9,411)	(5,370)	(24,443)	(3,238)	(29,791)	(113,426)	—
Other transactions	(1)	(1)	1	4	—	(1)	(1)	—	(2)	—
Death benefits	—	—	—	—	—	—	(463)	—	1,106	—
Net annuity transactions	—	(1,968)	—	—	—	—	—	—	(2,155)	—
Net increase (decrease) in net assets resulting from unit transactions	(3,480)	(10,773)	4,723	(14,541)	(7,352)	(29,051)	(3,105)	(36,447)	463,490	—
Net increase (decrease) in net assets	37,065	14,893	206,789	33,364	6,746	7,745	84,090	(10,128)	764,270	2,814

Net assets:
Beginning of period	153,337	103,408	648,773	213,074	48,870	219,973	327,046	126,310	869,444	15,722
End of period	$190,402	$118,301	$855,562	$246,438	$55,616	$227,718	$411,136	$116,182	$1,633,714	$18,536

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$85,795	$(27,580)	$(20,389)	$(291,411)	$10,511	$(151,373)
Net realized gain (loss) on security transactions	(298,509)	155,590	76,067	1,019,176	60,818	887,539
Net realized gain distributions	1,329,336	290,906	246,696	—	662,627	—
Change in unrealized appreciation (depreciation) during the period	(690,185)	6,441	294,646	5,347,178	265,555	1,974,689
Net increase (decrease) in net assets resulting from operations	426,437	425,357	597,020	6,074,943	999,511	2,710,855

Unit transactions:
Purchases	—	34,894	22,582	19,722	1,684	260
Net transfers	(40,816)	(345,513)	(42,227)	(491,721)	68,171	(535,633)
Surrenders for benefit payments and fees	(284,119)	(236,217)	(212,338)	(1,832,085)	(410,944)	(1,249,925)
Other transactions	(10)	7	(1)	—	1	66
Death benefits	(76,238)	(232,781)	(214,307)	(257,047)	(74,969)	(466,793)
Net annuity transactions	(8,853)	(1,898)	(13,245)	(90,787)	19,990	(42,541)
Net increase (decrease) in net assets resulting from unit transactions	(410,036)	(781,508)	(459,536)	(2,651,918)	(396,067)	(2,294,566)
Net increase (decrease) in net assets	16,401	(356,151)	137,484	3,423,025	603,444	416,289

Net assets:
Beginning of period	3,221,446	2,001,772	2,188,782	18,772,642	4,230,427	9,837,516
End of period	$3,237,847	$1,645,621	$2,326,266	$22,195,667	$4,833,871	$10,253,805

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Notes to Financial Statements
December 31, 2020

1. Organization:

Separate Account Two (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.
The Account is comprised of the following Sub-Accounts:

American Century VP Capital Appreciation Fund, AB VPS International Value Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, Invesco V.I. Government Money Market Fund, AB VPS Growth and Income Portfolio, AB VPS Intermediate Bond Portfolio, American Funds Insurance Series® Growth Fund, Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio - Small Company Growth Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Asset Manager Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Overseas Portfolio, Fidelity® VIP Freedom 2020 Portfolio, Fidelity® VIP Freedom 2030 Portfolio, Fidelity® VIP Freedom 2015 Portfolio, Fidelity® VIP Freedom 2025 Portfolio, Fidelity® VIP Freedom Income Portfolio, Fidelity® VIP FundsManager 20% Portfolio, Fidelity® VIP FundsManager 50% Portfolio, Fidelity® VIP FundsManager 60% Portfolio++, Fidelity® VIP FundsManager 70% Portfolio++, Fidelity® VIP FundsManager 85% Portfolio, Franklin Income VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund (Merged assets from Hartford High Yield HLS Fund), Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund (Merged assets from Hartford Value HLS Fund), Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford Disciplined Equity HLS Fund (Merged assets from Hartford Growth Opportunities HLS Fund) (Merged assets from Hartford Global Growth HLS Fund), Hartford Growth Opportunities HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford High Yield HLS Fund (Merged into Hartford Total Return Bond HLS Fund), Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford MidCap HLS Fund (Merged assets from Hartford MidCap Value HLS Fund) (Merged assets from Hartford MidCap Growth HLS Fund), Hartford MidCap Value HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford Ultrashort Bond HLS Fund (Merged assets from Hartford U.S. Government Securities HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund (Merged into Hartford Ultrashort Bond HLS Fund), Hartford Value HLS Fund (Merged into Hartford Dividend and Growth HLS Fund), Rational Trend Aggregation VA Fund, Rational Insider Buying VA Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, Morgan Stanley VIF U.S. Real Estate Portfolio, Invesco V.I. Equity and Income Fund, Morgan Stanley VIF Discovery Portfolio, Columbia Variable Portfolio - Asset Allocation Fund*, Columbia Variable Portfolio - Dividend Opportunity Fund, Columbia Variable Portfolio - Income Opportunities Fund, Columbia Variable Portfolio - Mid Cap Growth Fund, Invesco Oppenheimer V.I. Global Fund, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Prudential Series Jennison 20/20 Focus Portfolio, Prudential Series Jennison Portfolio, Prudential Series Value Portfolio, Prudential Series SP International Growth Portfolio, Royce Capital Fund–Small-Cap Portfolio, Victory Variable Insurance Diversified Stock Fund*, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Opportunity Fund, Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund, CTIVP® - Loomis Sayles Growth Fund.

* During 2020, this Sub-Account was liquidated.

++ See Note 8 for additional information related to this Sub-Account.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.

h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. In addition, an annual contract fee up to a maximum of $100 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Capital Appreciation Fund	$443,399	$564,310
AB VPS International Value Portfolio	$1,391	$67,484
Invesco V.I. Core Equity Fund	$686,958	$415,108
Invesco V.I. High Yield Fund	$807,035	$704,428
Invesco V.I. Government Money Market Fund	$43,340,848	$29,890,772
AB VPS Growth and Income Portfolio	$235,553	$313,300
AB VPS Intermediate Bond Portfolio	$293,307	$325,405
American Funds Insurance Series® Growth Fund	$144,216	$69,489
Calvert VP SRI Balanced Portfolio	$89,345	$76,778
Columbia Variable Portfolio - Small Company Growth Fund	$1,037,520	$1,779,981
Wells Fargo VT Omega Growth Fund	$707,426	$575,798
Fidelity® VIP Asset Manager Portfolio	$34,508	$153,858
Fidelity® VIP Growth Portfolio	$1,279,948	$1,322,774
Fidelity® VIP Contrafund® Portfolio	$288,173	$1,772,498
Fidelity® VIP Overseas Portfolio	$35,942	$174,302
Fidelity® VIP Freedom 2020 Portfolio	$26,465	$366,460
Fidelity® VIP Freedom 2030 Portfolio	$11,612	$5,211
Fidelity® VIP Freedom 2015 Portfolio	$4,246	$77,125
Fidelity® VIP Freedom 2025 Portfolio	$173,499	$17,649
Fidelity® VIP Freedom Income Portfolio	$169,697	$1,967
Fidelity® VIP FundsManager 20% Portfolio	$344,854	$177,079
Fidelity® VIP FundsManager 50% Portfolio	$180,854	$16,597
Fidelity® VIP FundsManager 60% Portfolio ++	$4,211	$1,596
Fidelity® VIP FundsManager 70% Portfolio ++	$827	$24,951
Fidelity® VIP FundsManager 85% Portfolio	$2,029	$22
Franklin Income VIP Fund	$42,533	$162,759
Hartford Balanced HLS Fund	$46,510,733	$84,677,429
Hartford Total Return Bond HLS Fund+	$71,103,135	$38,626,585
Hartford Capital Appreciation HLS Fund	$93,665,250	$139,810,083
Hartford Dividend and Growth HLS Fund+	$90,519,377	$71,155,184
Hartford Healthcare HLS Fund	$6,557,145	$4,847,370
Hartford Global Growth HLS Fund+	$35,967,475	$99,154,263
Hartford Disciplined Equity HLS Fund+	$253,277,453	$33,117,554
Hartford Growth Opportunities HLS Fund+	$71,220,992	$177,061,370
Hartford High Yield HLS Fund+	$5,404,089	$47,630,669
Hartford International Opportunities HLS Fund	$7,736,056	$23,586,904
Hartford MidCap Growth HLS Fund+	$7,881,015	$23,320,020
Hartford MidCap HLS Fund+	$91,261,161	$25,706,167
Hartford MidCap Value HLS Fund+	$7,516,570	$67,175,054
Hartford Ultrashort Bond HLS Fund+	$81,906,541	$17,454,341
Hartford Small Company HLS Fund	$17,575,891	$14,359,856
Hartford SmallCap Growth HLS Fund	$5,897,689	$12,597,270
Hartford Stock HLS Fund	$40,528,282	$59,064,412
Hartford U.S. Government Securities HLS Fund+	$16,455,100	$81,066,889
Hartford Value HLS Fund+	$9,965,938	$59,355,108
Rational Trend Aggregation VA Fund	$155,788	$542,096
Rational Insider Buying VA Fund	$219,720	$294,161
BlackRock S&P 500 Index V.I. Fund	$22,174,619	$21,847,646
BlackRock Large Cap Focus Growth V.I. Fund	$78,469	$754
Morgan Stanley VIF U.S. Real Estate Portfolio	$12,499	$16,808
Invesco V.I. Equity and Income Fund	$10,247	$24,783
Morgan Stanley VIF Discovery Portfolio	$1,087,919	$658,117
Columbia Variable Portfolio - Asset Allocation Fund+	$1,382,875	$2,464,118
Columbia Variable Portfolio - Dividend Opportunity Fund	$270,190	$761,662
Columbia Variable Portfolio - Income Opportunities Fund	$991,647	$1,086,285
Columbia Variable Portfolio - Mid Cap Growth Fund	$217,827	$1,602,321
Invesco Oppenheimer V.I. Global Fund	$56,434	$201,094
Putnam VT Small Cap Value Fund	$14,425	$14,357
PIMCO VIT Real Return Portfolio	$107,046	$64,154
Pioneer Fund VCT Portfolio	$1,265,765	$1,198,775
Pioneer Mid Cap Value VCT Portfolio	$8,927	$27,923
Prudential Series Jennison 20/20 Focus Portfolio	$3,829	$4,329
Prudential Series Jennison Portfolio	$47,999	$20,955
Prudential Series Value Portfolio	$1	$15,114
Prudential Series SP International Growth Portfolio	$—	$895
Royce Capital Fund–Small-Cap Portfolio	$16,879	$79,892
Victory Variable Insurance Diversified Stock Fund+	$26,670	$463,319
Invesco V.I. Comstock Fund	$4,246	$13,143
Invesco V.I. American Franchise Fund	$876,343	$1,183,159
Wells Fargo VT Index Asset Allocation Fund	$1,682	$364
Wells Fargo VT International Equity Fund	$202,733	$843,550
Wells Fargo VT Small Cap Growth Fund	$470,428	$477,149
Wells Fargo VT Opportunity Fund	$272,438	$275,528
Columbia Variable Portfolio - Large Cap Growth Fund	$2,259,489	$5,067,259
Columbia Variable Portfolio - Overseas Core Fund	$920,512	$989,425
CTIVP® - Loomis Sayles Growth Fund	$1,933,285	$3,599,323

+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:
The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Capital Appreciation Fund	16,514	87,853	(71,339)
AB VPS International Value Portfolio	—	9,028	(9,028)
Invesco V.I. Core Equity Fund	36,489	193,429	(156,940)
Invesco V.I. High Yield Fund	90,946	97,818	(6,872)
Invesco V.I. Government Money Market Fund	4,621,885	3,142,497	1,479,388
AB VPS Growth and Income Portfolio	56,849	121,275	(64,426)
AB VPS Intermediate Bond Portfolio	12,774	17,217	(4,443)
American Funds Insurance Series® Growth Fund	3,748	1,831	1,917
Calvert VP SRI Balanced Portfolio	5,828	9,795	(3,967)
Columbia Variable Portfolio - Small Company Growth Fund	38,936	259,888	(220,952)
Wells Fargo VT Omega Growth Fund	180,939	202,054	(21,115)
Fidelity® VIP Asset Manager Portfolio	996	32,935	(31,939)
Fidelity® VIP Growth Portfolio	81,465	168,841	(87,376)
Fidelity® VIP Contrafund® Portfolio	17,282	156,431	(139,149)
Fidelity® VIP Overseas Portfolio	6,942	47,790	(40,848)
Fidelity® VIP Freedom 2020 Portfolio	—	13,137	(13,137)
Fidelity® VIP Freedom 2030 Portfolio	175	110	65
Fidelity® VIP Freedom 2015 Portfolio	—	3,020	(3,020)
Fidelity® VIP Freedom 2025 Portfolio	4,497	362	4,135
Fidelity® VIP Freedom Income Portfolio	10,865	2	10,863
Fidelity® VIP FundsManager 20% Portfolio	21,590	10,795	10,795
Fidelity® VIP FundsManager 50% Portfolio	6,983	680	6,303
Fidelity® VIP FundsManager 60% Portfolio ++	—	1	(1)
Fidelity® VIP FundsManager 70% Portfolio ++	—	867	(867)
Fidelity® VIP FundsManager 85% Portfolio	54	—	54
Franklin Income VIP Fund	62	8,830	(8,768)
Hartford Balanced HLS Fund	2,381,311	13,489,559	(11,108,248)
Hartford Total Return Bond HLS Fund+	18,164,174	10,772,546	7,391,628
Hartford Capital Appreciation HLS Fund	1,266,246	11,004,134	(9,737,888)
Hartford Dividend and Growth HLS Fund+	11,635,880	11,951,683	(315,803)
Hartford Healthcare HLS Fund	52,800	546,471	(493,671)
Hartford Global Growth HLS Fund+	1,120,683	20,990,383	(19,869,700)
Hartford Disciplined Equity HLS Fund+	61,945,597	7,772,243	54,173,354
Hartford Growth Opportunities HLS Fund+	1,467,883	25,042,135	(23,574,252)
Hartford High Yield HLS Fund+	716,316	16,710,537	(15,994,221)
Hartford International Opportunities HLS Fund	2,387,807	8,089,591	(5,701,784)
Hartford MidCap Growth HLS Fund+	105,453	905,347	(799,894)
Hartford MidCap HLS Fund+	8,620,683	2,247,237	6,373,446
Hartford MidCap Value HLS Fund+	698,682	22,191,706	(21,493,024)
Hartford Ultrashort Bond HLS Fund+	56,161,564	10,924,584	45,236,980
Hartford Small Company HLS Fund	1,152,218	2,526,029	(1,373,811)
Hartford SmallCap Growth HLS Fund	1,012,188	2,801,552	(1,789,364)
Hartford Stock HLS Fund	1,437,113	6,636,543	(5,199,430)
Hartford U.S. Government Securities HLS Fund+	11,314,454	61,621,755	(50,307,301)
Hartford Value HLS Fund+	559,351	23,895,431	(23,336,080)
Rational Trend Aggregation VA Fund	66,332	237,246	(170,914)
Rational Insider Buying VA Fund	21,400	99,378	(77,978)
BlackRock S&P 500 Index V.I. Fund	951,041	1,845,148	(894,107)
BlackRock Large Cap Focus Growth V.I. Fund	19,492	116	19,376
Morgan Stanley VIF U.S. Real Estate Portfolio	209	1,056	(847)
Invesco V.I. Equity and Income Fund	—	1,166	(1,166)
Morgan Stanley VIF Discovery Portfolio	18,702	14,593	4,109
Columbia Variable Portfolio - Asset Allocation Fund+	44,326	820,904	(776,578)
Columbia Variable Portfolio - Dividend Opportunity Fund	17,792	42,485	(24,693)
Columbia Variable Portfolio - Income Opportunities Fund	69,333	91,159	(21,826)
Columbia Variable Portfolio - Mid Cap Growth Fund	11,417	72,106	(60,689)
Invesco Oppenheimer V.I. Global Fund	1,811	8,632	(6,821)
Putnam VT Small Cap Value Fund	1,354	1,383	(29)
PIMCO VIT Real Return Portfolio	6,373	3,713	2,660
Pioneer Fund VCT Portfolio	197,551	426,839	(229,288)
Pioneer Mid Cap Value VCT Portfolio	136	1,610	(1,474)
Prudential Series Jennison 20/20 Focus Portfolio	1,149	633	516
Prudential Series Jennison Portfolio	16,669	2,467	14,202
Prudential Series Value Portfolio	—	1,669	(1,669)
Prudential Series SP International Growth Portfolio	—	2	(2)
Royce Capital Fund–Small-Cap Portfolio	1,171	4,984	(3,813)
Victory Variable Insurance Diversified Stock Fund+	116	18,447	(18,331)
Invesco V.I. Comstock Fund	12	880	(868)
Invesco V.I. American Franchise Fund	29,081	47,231	(18,150)
Wells Fargo VT Index Asset Allocation Fund	—	—	—
Wells Fargo VT International Equity Fund	108,626	456,010	(347,384)
Wells Fargo VT Small Cap Growth Fund	11,575	14,550	(2,975)
Wells Fargo VT Opportunity Fund	3,423	9,686	(6,263)
Columbia Variable Portfolio - Large Cap Growth Fund	141,536	269,940	(128,404)
Columbia Variable Portfolio - Overseas Core Fund	74,637	82,524	(7,887)
CTIVP® - Loomis Sayles Growth Fund	122,188	195,271	(73,083)
+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Capital Appreciation Fund	40,029	162,659	(122,630)
AB VPS International Value Portfolio	1	1,587	(1,586)
Invesco V.I. Core Equity Fund	43,686	147,828	(104,142)
Invesco V.I. High Yield Fund	29,164	70,194	(41,030)
Invesco V.I. Government Money Market Fund	3,397,546	2,860,976	536,570
AB VPS Growth and Income Portfolio	228,811	103,606	125,205
AB VPS Intermediate Bond Portfolio	1,092	12,554	(11,462)
American Funds Growth Fund	1,307	9,334	(8,027)
Calvert VP SRI Balanced Portfolio	4,235	21,123	(16,888)
Columbia Variable Portfolio - Small Company Growth Fund	81,642	221,075	(139,433)
Wells Fargo VT Omega Growth Fund	31,783	257,380	(225,597)
Fidelity® VIP Asset Manager Portfolio	701	21,081	(20,380)
Fidelity® VIP Growth Portfolio	57,130	277,203	(220,073)
Fidelity® VIP ContrafundSM Portfolio	10,027	215,318	(205,291)
Fidelity® VIP Overseas Portfolio	13,485	61,015	(47,530)
Fidelity® VIP Freedom 2020 Portfolio	2	4,270	(4,268)
Fidelity® VIP Freedom 2030 Portfolio	93	913	(820)
Fidelity® VIP Freedom 2015 Portfolio	1	896	(895)
Fidelity® VIP Freedom 2025 Portfolio	1,226	2,943	(1,717)
Fidelity® VIP Freedom Income Portfolio	—	1	(1)
Fidelity® VIP FundsManager 20% Portfolio	—	706	(706)
Fidelity® VIP FundsManager 50% Portfolio	5,640	—	5,640
Fidelity® VIP FundsManager 60% Portfolio++	4,077	1	4,076
Fidelity® VIP FundsManager 70% Portfolio++	5	—	5
Fidelity® VIP FundsManager 85% Portfolio	9	—	9
Franklin Income VIP Fund	2,652	5,234	(2,582)
Hartford Balanced HLS Fund	2,515,061	16,822,415	(14,307,354)
Hartford Total Return Bond HLS Fund	4,789,098	12,672,414	(7,883,316)
Hartford Capital Appreciation HLS Fund	1,926,478	14,595,458	(12,668,980)
Hartford Dividend and Growth HLS Fund	1,638,715	13,888,636	(12,249,921)
Hartford Healthcare HLS Fund	54,880	704,079	(649,199)
Hartford Global Growth HLS Fund	701,287	3,577,694	(2,876,407)
Hartford Disciplined Equity HLS Fund	801,464	3,698,724	(2,897,260)
Hartford Growth Opportunities HLS Fund	1,352,337	5,196,258	(3,843,921)
Hartford High Yield HLS Fund	882,849	2,967,275	(2,084,426)
Hartford International Opportunities HLS Fund	1,812,240	8,405,634	(6,593,394)
Hartford MidCap Growth HLS Fund	203,559	210,811	(7,252)
Hartford MidCap HLS Fund	49,756	1,831,296	(1,781,540)
Hartford MidCap Value HLS Fund	523,567	3,792,717	(3,269,150)
Hartford Ultrashort Bond HLS Fund	5,342,852	9,200,801	(3,857,949)
Hartford Small Company HLS Fund	726,516	3,078,355	(2,351,839)
Hartford SmallCap Growth HLS Fund	1,122,965	2,555,364	(1,432,399)
Hartford Stock HLS Fund	908,187	8,538,524	(7,630,337)
Hartford U.S. Government Securities HLS Fund	5,738,023	10,720,927	(4,982,904)
Hartford Value HLS Fund	904,022	4,549,329	(3,645,307)
Rational Trend Aggregation VA Fund	92,955	264,424	(171,469)
Rational Insider Buying VA Fund	38,206	192,246	(154,040)
BlackRock S&P 500 Index V.I. Fund	405,259	1,949,750	(1,544,491)
BlackRock Large Cap Focus Growth V.I. Fund	—	11,303	(11,303)
Morgan Stanley VIF U.S. Real Estate Portfolio	1,127	1,476	(349)
Invesco V.I. Equity and Income Fund	55	2,763	(2,708)
Morgan Stanley VIF Discovery Portfolio	11,668	17,310	(5,642)
Columbia Variable Portfolio - Asset Allocation Fund	35,039	182,455	(147,416)
Columbia Variable Portfolio - Dividend Opportunity Fund	29,637	80,423	(50,786)
Columbia Variable Portfolio - Income Opportunities Fund	16,546	54,301	(37,755)
Columbia Variable Portfolio - Mid Cap Growth Fund	76,697	91,903	(15,206)
Invesco Oppenheimer V.I. Global Fund	681	7,965	(7,284)
Putnam VT Small Cap Value Fund	523	3,965	(3,442)
PIMCO VIT Real Return Portfolio	3,521	4,345	(824)
Pioneer Fund VCT Portfolio	120,228	708,107	(587,879)
Pioneer Mid Cap Value VCT Portfolio	141	330	(189)
Prudential Series Jennison 20/20 Focus Portfolio	6	3,794	(3,788)
Prudential Series Jennison Portfolio	3,036	1,010	2,026
Prudential Series Value Portfolio	—	3,095	(3,095)
Prudential Series SP International Growth Portfolio	—	5,292	(5,292)
Royce Capital Fund–Small-Cap Portfolio	367	1,957	(1,590)
Victory Variable Insurance Diversified Stock Fund	32	187	(155)
Invesco V.I. Comstock Fund	67	1,899	(1,832)
Invesco V.I. American Franchise Fund	27,814	7,115	20,699
Wells Fargo VT Index Asset Allocation Fund	—	—	—
Wells Fargo VT International Equity Fund	120,901	414,984	(294,083)
Wells Fargo VT Small Cap Growth Fund	1,533	30,198	(28,665)
Wells Fargo VT Opportunity Fund	2,601	22,847	(20,246)
Columbia Variable Portfolio - Large Cap Growth Fund	23,434	198,858	(175,424)
Columbia Variable Portfolio - Overseas Core Fund	86,542	117,158	(30,616)
CTIVP® - Loomis Sayles Growth Fund	13,685	158,788	(145,103)

++ See Note 8 for additional information related to this Sub-Account.

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Capital Appreciation Fund
2020	499,464	$7.084488	to	$7.777304	$3,844,130	0.70%	to	1.25%	—%	to	—%	40.69%	to	41.46%
2019	570,803	$5.035628	to	$5.497771	$3,119,191	0.70%	to	1.25%	—%	to	—%	33.88%	to	34.62%
2018	693,433	$3.761281	to	$4.083955	$2,817,118	0.70%	to	1.25%	—%	to	—%	(6.38)%	to	(5.86)%
2017	955,802	$4.017656	to	$4.338242	$4,022,778	0.70%	to	1.25%	—%	to	—%	20.28%	to	20.94%
2016	1,132,926	$3.340164	to	$3.586976	$3,914,041	0.70%	to	1.25%	—%	to	—%	1.95%	to	2.51%
AB VPS International Value Portfolio
2020	7,259	$8.426670	to	$8.426670	$61,167	1.25%	to	1.25%	1.43%	to	1.43%	0.94%	to	0.94%
2019	16,287	$8.348089	to	$8.348089	$135,969	1.25%	to	1.25%	0.78%	to	0.78%	15.34%	to	15.34%
2018	17,873	$7.237883	to	$7.237883	$129,363	1.25%	to	1.25%	1.08%	to	1.08%	(23.94)%	to	(23.94)%
2017	21,768	$9.516017	to	$9.516017	$207,146	1.25%	to	1.25%	1.88%	to	1.88%	23.55%	to	23.55%
2016	26,017	$7.702450	to	$7.702450	$200,394	1.25%	to	1.25%	1.11%	to	1.11%	(2.03)%	to	(2.03)%
Invesco V.I. Core Equity Fund
2020	1,162,850	$2.283879	to	$27.342346	$2,632,633	1.25%	to	2.20%	1.38%	to	1.40%	11.37%	to	12.44%
2019	1,319,790	$2.031248	to	$24.550001	$2,657,607	1.25%	to	2.20%	0.95%	to	0.97%	26.16%	to	27.36%
2018	1,423,932	$1.594833	to	$19.166872	$2,252,588	1.25%	to	2.35%	—%	to	0.88%	(11.50)%	to	(10.52)%
2017	1,599,408	$1.782358	to	$21.954860	$2,826,682	1.25%	to	2.20%	1.02%	to	1.05%	10.71%	to	11.77%
2016	1,849,234	$1.594678	to	$19.591200	$2,893,347	1.25%	to	2.35%	—%	to	0.74%	7.70%	to	8.89%
Invesco V.I. High Yield Fund
2020	627,366	$1.945541	to	$23.097104	$1,157,349	1.25%	to	2.35%	—%	to	6.00%	0.92%	to	2.04%
2019	634,238	$1.906735	to	$22.886653	$1,161,123	1.25%	to	2.35%	—%	to	5.80%	10.87%	to	12.10%
2018	675,268	$1.700933	to	$20.642136	$1,369,314	1.25%	to	2.35%	4.95%	to	5.21%	(5.60)%	to	(4.55)%
2017	782,798	$1.782068	to	$21.866063	$1,352,594	1.25%	to	2.35%	3.85%	to	4.14%	3.83%	to	4.98%
2016	893,095	$1.697545	to	$21.059270	$1,514,861	1.25%	to	2.35%	—%	to	4.04%	8.63%	to	9.83%
Invesco V.I. Government Money Market Fund
2020	5,221,048	$8.568172	to	$10.254705	$49,061,716	0.25%	to	2.50%	0.22%	to	0.31%	(2.26)%	to	0.04%
2019	3,741,660	$8.766410	to	$10.250184	$35,611,655	0.25%	to	2.50%	1.74%	to	1.87%	(0.87)%	to	1.64%
2018	3,205,090	$8.818306	to	$10.084508	$30,288,774	0.25%	to	2.55%	0.28%	to	1.52%	(1.25)%	to	1.30%
2017	2,813,912	$8.930295	to	$9.955433	$26,593,378	0.25%	to	2.55%	0.26%	to	0.55%	(2.21)%	to	0.31%
2016	3,862,949	$9.148616	to	$9.924459	$36,795,241	0.25%	to	2.50%	0.03%	to	0.10%	(2.44)%	to	(0.15)%
AB VPS Growth and Income Portfolio
2020	507,148	$2.438366	to	$2.998938	$1,371,732	1.15%	to	2.20%	1.33%	to	1.36%	0.24%	to	1.30%
2019	571,574	$2.432447	to	$2.960406	$1,511,378	1.15%	to	2.20%	0.99%	to	1.03%	20.92%	to	22.20%
2018	446,369	$2.011549	to	$2.422606	$1,001,531	1.15%	to	2.20%	0.20%	to	0.75%	(7.89)%	to	(6.92)%
2017	576,601	$2.183950	to	$2.602746	$1,403,962	1.15%	to	2.20%	1.18%	to	1.26%	16.02%	to	17.24%
2016	662,341	$1.882432	to	$2.219994	$1,384,246	1.15%	to	2.20%	0.79%	to	0.83%	8.65%	to	9.80%
AB VPS Intermediate Bond Portfolio
2020	93,667	$13.265850	to	$14.789414	$1,345,319	1.15%	to	2.00%	3.17%	to	3.21%	3.55%	to	4.44%
2019	98,110	$12.810738	to	$14.161197	$1,347,082	1.15%	to	2.00%	2.67%	to	2.71%	5.86%	to	6.76%
2018	109,572	$12.101972	to	$13.264496	$1,412,695	1.15%	to	2.00%	0.96%	to	0.98%	(2.97)%	to	(2.14)%
2017	138,227	$12.472814	to	$13.555245	$1,828,597	1.15%	to	2.00%	2.50%	to	2.70%	1.23%	to	2.09%
2016	128,343	$12.321264	to	$13.277229	$1,669,405	1.15%	to	2.00%	2.84%	to	2.84%	2.29%	to	3.16%
American Funds Insurance Series® Growth Fund
2020	13,040	$43.470381	to	$43.470381	$566,860	1.25%	to	1.25%	0.31%	to	0.31%	50.19%	to	50.19%
2019	11,123	$28.943038	to	$28.943038	$321,937	1.25%	to	1.25%	0.71%	to	0.71%	29.15%	to	29.15%
2018	19,150	$22.410517	to	$22.410517	$429,159	1.25%	to	1.25%	0.42%	to	0.42%	(1.49)%	to	(1.49)%
2017	19,004	$22.750247	to	$22.750247	$432,339	1.25%	to	1.25%	0.53%	to	0.53%	26.70%	to	26.70%
2016	19,489	$17.955576	to	$17.955576	$349,939	1.25%	to	1.25%	0.82%	to	0.82%	8.13%	to	8.13%
Calvert VP SRI Balanced Portfolio
2020	159,802	$6.734610	to	$26.104312	$1,100,820	0.50%	to	1.25%	—%	to	1.54%	13.83%	to	291.91%
2019	163,769	$5.916500	to	$6.660830	$989,419	0.70%	to	1.25%	1.43%	to	1.57%	22.86%	to	23.54%
2018	180,657	$4.815665	to	$5.391761	$885,621	0.70%	to	1.25%	1.78%	to	1.80%	(3.88)%	to	(3.35)%
2017	198,133	$5.010281	to	$5.578711	$1,008,336	0.70%	to	1.25%	1.97%	to	2.17%	10.61%	to	11.22%
2016	231,306	$4.529642	to	$5.015968	$1,062,747	0.70%	to	1.25%	1.46%	to	1.85%	6.52%	to	7.10%
Columbia Variable Portfolio - Small Company Growth Fund
2020	1,061,570	$5.883402	to	$63.830696	$6,648,935	1.25%	to	2.50%	—%	to	—%	66.91%	to	69.00%
2019	1,282,522	$3.481257	to	$38.243556	$4,798,052	1.25%	to	2.50%	—%	to	—%	37.23%	to	38.95%
2018	1,421,955	$2.505370	to	$27.868464	$3,387,008	1.25%	to	2.50%	—%	to	—%	(4.18)%	to	(2.97)%
2017	1,621,055	$2.582119	to	$29.083634	$4,265,410	1.25%	to	2.50%	—%	to	—%	26.06%	to	27.64%
2016	1,849,805	$2.022910	to	$23.071280	$3,561,326	1.25%	to	2.50%	—%	to	—%	9.96%	to	11.34%
Wells Fargo VT Omega Growth Fund
2020	998,487	$4.675376	to	$62.028484	$3,730,856	1.15%	to	2.50%	—%	to	—%	39.87%	to	41.77%
2019	1,019,602	$3.297851	to	$44.346970	$2,712,957	1.15%	to	2.50%	—%	to	—%	34.01%	to	35.83%
2018	1,245,199	$2.428003	to	$33.093002	$2,435,097	1.15%	to	2.50%	—%	to	—%	(1.96)%	to	(0.63)%
2017	1,295,229	$2.443408	to	$33.755753	$2,579,579	1.15%	to	2.50%	0.24%	to	0.24%	31.62%	to	33.41%
2016	1,273,004	$1.831504	to	$25.645779	$1,935,793	1.15%	to	2.50%	—%	to	—%	(1.72)%	to	(0.39)%
Fidelity® VIP Asset Manager Portfolio
2020	229,684	$4.052719	to	$4.587746	$980,427	0.70%	to	1.25%	1.41%	to	1.45%	13.44%	to	14.07%
2019	261,623	$3.572443	to	$4.021894	$996,234	0.70%	to	1.25%	1.78%	to	1.82%	16.78%	to	17.42%
2018	282,003	$3.059106	to	$3.425102	$913,490	0.70%	to	1.25%	1.50%	to	1.67%	(6.53)%	to	(6.01)%
2017	320,149	$3.272910	to	$3.644266	$1,078,920	0.70%	to	1.25%	1.85%	to	1.86%	12.69%	to	13.31%
2016	377,102	$2.904323	to	$3.216171	$1,120,298	0.70%	to	1.25%	1.43%	to	1.47%	1.79%	to	2.35%
Fidelity® VIP Growth Portfolio
2020	1,012,853	$8.898417	to	$10.072010	$9,458,841	0.70%	to	1.25%	0.07%	to	0.08%	42.11%	to	42.89%
2019	1,100,229	$6.261781	to	$7.048797	$7,239,719	0.70%	to	1.25%	0.26%	to	0.26%	32.65%	to	33.38%
2018	1,320,302	$4.720681	to	$5.284877	$6,483,925	0.70%	to	1.25%	0.24%	to	0.25%	(1.42)%	to	(0.87)%
2017	1,403,758	$4.788462	to	$5.331182	$6,910,723	0.70%	to	1.25%	0.22%	to	0.23%	33.46%	to	34.19%
2016	1,551,054	$3.587916	to	$3.972745	$5,696,475	0.70%	to	1.25%	0.02%	to	0.03%	(0.45)%	to	0.10%
Fidelity® VIP Contrafund® Portfolio
2020	908,669	$10.756339	to	$12.175354	$10,336,550	0.70%	to	1.25%	0.24%	to	0.25%	28.95%	to	29.66%
2019	1,047,818	$8.341777	to	$9.390500	$9,323,809	0.70%	to	1.25%	0.46%	to	0.47%	29.94%	to	30.66%
2018	1,253,109	$6.419516	to	$7.186941	$8,483,479	0.70%	to	1.25%	0.67%	to	0.71%	(7.55)%	to	(7.03)%
2017	1,424,533	$6.943468	to	$7.730628	$10,370,279	0.70%	to	1.25%	1.00%	to	1.05%	20.37%	to	21.03%
2016	1,583,137	$5.768599	to	$6.387460	$9,546,016	0.70%	to	1.25%	0.75%	to	0.86%	6.67%	to	7.25%
Fidelity® VIP Overseas Portfolio
2020	241,589	$3.252429	to	$3.682058	$887,280	0.70%	to	1.25%	0.43%	to	0.44%	14.18%	to	14.81%
2019	282,437	$2.848563	to	$3.207144	$910,301	0.70%	to	1.25%	1.67%	to	1.74%	26.18%	to	26.87%
2018	329,967	$2.257556	to	$2.527805	$827,311	0.70%	to	1.25%	1.53%	to	1.55%	(15.87)%	to	(15.41)%
2017	388,530	$2.683490	to	$2.988143	$1,127,151	0.70%	to	1.25%	1.44%	to	2.19%	28.67%	to	29.38%
2016	475,972	$2.085535	to	$2.309605	$1,052,524	0.70%	to	1.25%	1.09%	to	1.48%	(6.24)%	to	(5.72)%
Fidelity® VIP Freedom 2020 Portfolio
2020	6,734	$31.327415	to	$31.327415	$210,948	1.25%	to	1.25%	0.61%	to	0.61%	13.30%	to	13.30%
2019	19,871	$27.650888	to	$27.650888	$549,454	1.25%	to	1.25%	1.69%	to	1.69%	18.39%	to	18.39%
2018	24,139	$23.355805	to	$23.355805	$563,792	1.25%	to	1.25%	1.20%	to	1.20%	(7.25)%	to	(7.25)%
2017	25,005	$25.181767	to	$25.181767	$629,682	1.25%	to	1.25%	1.55%	to	1.55%	14.82%	to	14.82%
2016	19,427	$21.931464	to	$21.931464	$426,072	1.25%	to	1.25%	1.13%	to	1.13%	4.49%	to	4.49%
Fidelity® VIP Freedom 2030 Portfolio
2020	3,288	$37.676011	to	$37.676011	$123,866	1.25%	to	1.25%	1.00%	to	1.00%	15.19%	to	15.19%
2019	3,223	$32.706439	to	$32.706439	$105,415	1.25%	to	1.25%	1.69%	to	1.69%	22.57%	to	22.57%
2018	4,043	$26.683779	to	$26.683779	$107,887	1.25%	to	1.25%	1.15%	to	1.15%	(9.20)%	to	(9.20)%
2017	3,960	$29.388426	to	$29.388426	$116,382	1.25%	to	1.25%	1.04%	to	1.04%	19.20%	to	19.20%
2016	4,832	$24.654938	to	$24.654938	$119,131	1.25%	to	1.25%	1.32%	to	1.32%	5.06%	to	5.06%
Fidelity® VIP Freedom 2015 Portfolio
2020	2,820	$27.888192	to	$27.888192	$78,655	1.25%	to	1.25%	0.96%	to	0.96%	12.15%	to	12.15%
2019	5,840	$24.865841	to	$24.865841	$145,224	1.25%	to	1.25%	1.80%	to	1.80%	16.51%	to	16.51%
2018	6,735	$21.342607	to	$21.342607	$143,741	1.25%	to	1.25%	1.39%	to	1.39%	(6.46)%	to	(6.46)%
2017	6,747	$22.817730	to	$22.817730	$153,942	1.25%	to	1.25%	0.98%	to	0.98%	13.38%	to	13.38%
2016	9,635	$20.125426	to	$20.125426	$193,913	1.25%	to	1.25%	0.71%	to	0.71%	4.27%	to	4.27%
Fidelity® VIP Freedom 2025 Portfolio
2020	21,810	$34.470217	to	$34.470217	$751,797	1.25%	to	1.25%	1.14%	to	1.14%	14.24%	to	14.24%
2019	17,675	$30.173393	to	$30.173393	$533,305	1.25%	to	1.25%	1.70%	to	1.70%	20.00%	to	20.00%
2018	19,392	$25.143777	to	$25.143777	$487,594	1.25%	to	1.25%	1.40%	to	1.40%	(7.94)%	to	(7.94)%
2017	16,154	$27.312614	to	$27.312614	$441,213	1.25%	to	1.25%	1.03%	to	1.03%	16.11%	to	16.11%
2016	29,384	$23.522789	to	$23.522789	$691,196	1.25%	to	1.25%	1.33%	to	1.33%	4.67%	to	4.67%
Fidelity® VIP Freedom Income Portfolio
2020	11,685	$17.727614	to	$17.727614	$207,152	1.25%	to	1.25%	1.35%	to	1.35%	8.92%	to	8.92%
2019	822	$16.276430	to	$16.276430	$13,377	1.25%	to	1.25%	1.88%	to	1.88%	10.25%	to	10.25%
2018	823	$14.763506	to	$14.763506	$12,152	1.25%	to	1.25%	1.50%	to	1.50%	(3.49)%	to	(3.49)%
2017	824	$15.298165	to	$15.298165	$12,610	1.25%	to	1.25%	1.33%	to	1.33%	7.02%	to	7.02%
2016	825	$14.295238	to	$14.295238	$11,801	1.25%	to	1.25%	1.27%	to	1.27%	2.88%	to	2.88%
Fidelity® VIP FundsManager 20% Portfolio
2020	10,795	$16.334467	to	$16.334467	$176,330	1.25%	to	1.25%	1.06%	to	1.06%	6.73%	to	6.73%
2019	0.07	$15.305098	to	$15.305098	$1	1.25%	to	1.25%	0.15%	to	0.15%	8.79%	to	8.79%
2018	706	$14.068378	to	$14.068378	$9,936	1.25%	to	1.25%	1.69%	to	1.69%	(3.05)%	to	(3.05)%
2017	707	$14.511105	to	$14.511105	$10,254	1.25%	to	1.25%	1.16%	to	1.16%	5.86%	to	5.86%
2016	707	$13.707900	to	$13.707900	$9,691	1.25%	to	1.25%	1.18%	to	1.18%	1.39%	to	1.39%
Fidelity® VIP FundsManager 50% Portfolio
2020	11,943	$25.352072	to	$25.352072	$302,786	1.25%	to	1.25%	1.86%	to	1.86%	12.47%	to	12.47%
2019♦	5,640	$22.540507	to	$22.540507	$127,121	1.25%	to	1.25%	1.30%	to	1.30%	4.42	to	4.42
Fidelity® VIP FundsManager 60% Portfolio ++
2020	4,840	$29.299418	to	$29.299418	$141,818	1.25%	to	1.25%	0.93%	to	0.93%	13.49%	to	13.49%
2019	4,841	$25.816127	to	$25.816127	$124,979	1.25%	to	1.25%	2.21%	to	2.21%	18.76%	to	18.76%
2018♦	765	$21.738706	to	$21.738706	$16,640	1.25%	to	1.25%	—%	to	—%	(7.68)	to	(7.68)
Fidelity® VIP FundsManager 70% Portfolio ++
2020	905	$32.455662	to	$32.455662	$29,367	1.25%	to	1.25%	0.80%	to	0.80%	14.50%	to	14.50%
2019	1,772	$28.345062	to	$28.345062	$50,219	1.25%	to	1.25%	1.22%	to	1.22%	20.97%	to	20.97%
2018	1,767	$23.431129	to	$23.431129	$41,405	1.25%	to	1.25%	1.07%	to	1.07%	(8.83)%	to	(8.83)%
2017	998	$25.700214	to	$25.700214	$25,647	1.25%	to	1.25%	0.79%	to	0.79%	17.46%	to	17.46%
2016	999	$21.879400	to	$21.879400	$21,851	1.25%	to	1.25%	0.95%	to	0.95%	3.56%	to	3.56%
Fidelity® VIP FundsManager 85% Portfolio
2020	98	$38.650275	to	$38.650275	$3,796	1.25%	to	1.25%	0.83%	to	0.83%	15.81%	to	15.81%
2019	44	$33.373050	to	$33.373050	$1,458	1.25%	to	1.25%	1.11%	to	1.11%	24.57%	to	24.57%
2018	35	$26.790199	to	$26.790199	$953	1.25%	to	1.25%	0.33%	to	0.33%	(10.22)%	to	(10.22)%
2017	27	$29.839753	to	$29.839753	$804	1.25%	to	1.25%	0.02%	to	0.02%	21.38%	to	21.38%
2016	1,349	$24.584420	to	$24.584420	$33,153	1.25%	to	1.25%	0.83%	to	0.83%	4.17%	to	4.17%
Franklin Income VIP Fund
2020	35,015	$18.887870	to	$18.887870	$661,368	1.25%	to	1.25%	5.87%	to	5.87%	(0.56)%	to	(0.56)%
2019	43,783	$18.993690	to	$18.993690	$831,608	1.25%	to	1.25%	5.20%	to	5.20%	14.62%	to	14.62%
2018	46,365	$16.571425	to	$16.571425	$768,337	1.25%	to	1.25%	4.89%	to	4.89%	(5.50)%	to	(5.50)%
2017	54,801	$17.535779	to	$17.535779	$960,986	1.25%	to	1.25%	4.14%	to	4.14%	8.31%	to	8.31%
2016	58,083	$16.189694	to	$16.189694	$940,341	1.25%	to	1.25%	4.76%	to	4.76%	12.61%	to	12.61%
Hartford Balanced HLS Fund
2020	91,762,064	$24.782960	to	$26.976803	$634,789,244	0.15%	to	2.55%	1.65%	to	1.77%	8.81%	to	11.45%
2019	102,870,312	$22.237105	to	$24.793523	$648,929,045	0.15%	to	2.55%	1.82%	to	1.90%	19.71%	to	22.61%
2018	117,177,666	$18.136027	to	$20.712015	$609,728,899	0.15%	to	2.55%	1.93%	to	1.96%	(7.63)%	to	(5.38)%
2017	134,161,559	$19.167935	to	$22.422340	$746,161,815	0.15%	to	2.55%	2.39%	to	2.50%	12.68%	to	15.42%
2016	152,573,794	$16.607428	to	$19.898825	$744,204,599	0.15%	to	2.55%	2.77%	to	2.87%	3.37%	to	5.88%
Hartford Total Return Bond HLS Fund+
2020	75,382,386	$13.838237	to	$14.228234	$268,751,953	0.15%	to	2.55%	3.14%	to	3.83%	5.97%	to	8.86%
2019	67,990,758	$12.711543	to	$13.426648	$225,368,061	0.15%	to	2.55%	3.68%	to	3.93%	7.54%	to	10.49%
2018	75,874,074	$11.505200	to	$12.485139	$229,833,956	0.15%	to	2.55%	3.89%	to	4.02%	(3.41)%	to	(0.96)%
2017	85,228,338	$11.616320	to	$12.925446	$261,713,697	0.15%	to	2.55%	2.68%	to	2.98%	2.16%	to	5.00%
2016	94,174,073	$11.063055	to	$12.651988	$277,832,323	0.15%	to	2.55%	2.28%	to	2.60%	1.59%	to	4.34%
Hartford Capital Appreciation HLS Fund
2020	72,975,505	$39.578343	to	$89.088282	$1,185,428,242	0.15%	to	2.55%	0.95%	to	0.99%	18.85%	to	21.73%
2019	82,713,393	$33.302162	to	$73.183856	$1,105,575,254	0.15%	to	2.55%	1.14%	to	1.14%	27.98%	to	31.08%
2018	95,382,373	$26.022134	to	$55.829786	$980,310,611	0.15%	to	2.55%	0.87%	to	0.92%	(9.30)%	to	(7.10)%
2017	109,317,148	$28.690568	to	$60.094450	$1,223,732,857	0.15%	to	2.55%	1.08%	to	1.17%	19.07%	to	21.96%
2016	125,591,540	$24.096494	to	$49.275632	$1,148,366,207	0.15%	to	2.55%	1.10%	to	1.17%	2.86%	to	5.36%
Hartford Dividend and Growth HLS Fund+
2020	82,108,595	$13.398675	to	$32.505565	$532,428,147	0.25%	to	2.55%	2.30%	to	3.35%	5.06%	to	7.50%
2019	82,424,398	$12.463895	to	$30.941438	$508,097,172	0.25%	to	2.55%	1.82%	to	1.87%	25.37%	to	28.28%
2018	94,674,319	$9.715930	to	$24.680655	$461,783,422	0.25%	to	2.55%	1.88%	to	1.93%	(7.70)%	to	(5.56)%
2017	109,117,961	$10.287479	to	$26.740946	$571,631,483	0.25%	to	2.55%	1.59%	to	1.68%	15.38%	to	18.06%
2016	125,443,126	$8.713644	to	$23.176621	$561,230,896	0.25%	to	2.55%	2.07%	to	2.18%	11.99%	to	14.60%
Hartford Healthcare HLS Fund
2020	3,830,993	$11.901594	to	$53.123447	$36,104,500	0.25%	to	2.55%	0.30%	to	0.51%	19.70%	to	22.79%
2019	4,324,664	$9.692509	to	$44.382154	$33,562,772	0.25%	to	2.55%	—%	to	—%	30.32%	to	33.62%
2018	4,973,863	$7.254001	to	$34.057047	$29,220,634	0.25%	to	2.55%	—%	to	0.10%	(5.41)%	to	(2.91)%
2017	5,832,156	$7.471546	to	$36.003580	$35,719,892	0.25%	to	2.55%	—%	to	—%	18.89%	to	21.96%
2016	6,631,660	$6.126384	to	$30.282716	$33,720,189	0.25%	to	2.55%	3.32%	to	3.55%	(10.94)%	to	(8.62)%
Hartford Global Growth HLS Fund+
2020	—	$7.586547	to	$43.467700	$—	0.25%	to	2.55%	0.22%	to	0.68%	25.64%	to	28.57%
2019	19,869,700	$5.900829	to	$34.598298	$81,396,540	0.25%	to	2.55%	0.12%	to	0.25%	28.96%	to	32.28%
2018	22,746,107	$4.460742	to	$26.829065	$71,550,009	0.25%	to	2.55%	—%	to	0.51%	(6.49)%	to	(4.05)%
2017	26,087,915	$4.648825	to	$28.690482	$86,590,710	0.25%	to	2.55%	0.08%	to	0.41%	29.04%	to	32.39%
2016	28,796,664	$3.511345	to	$22.234462	$71,696,622	0.25%	to	2.55%	0.40%	to	0.68%	(0.85)%	to	1.70%
Hartford Disciplined Equity HLS Fund+
2020	74,094,397	$5.862820	to	$42.830212	$334,313,994	0.25%	to	2.55%	0.57%	to	0.64%	14.82%	to	17.75%
2019	19,921,043	$4.979188	to	$37.303401	$76,548,019	0.25%	to	2.55%	0.61%	to	0.93%	30.39%	to	33.79%
2018	22,818,303	$3.721739	to	$29.337062	$66,331,589	0.25%	to	2.55%	—%	to	0.76%	(4.46)%	to	(2.24)%
2017	26,972,486	$3.806918	to	$30.707106	$80,839,876	0.25%	to	2.55%	0.67%	to	0.90%	18.85%	to	21.61%
2016	30,909,174	$3.130383	to	$25.418843	$76,530,870	0.25%	to	2.50%	0.63%	to	0.92%	2.89%	to	5.50%
Hartford Growth Opportunities HLS Fund+
2020	—	$8.990986	to	$59.331208	$—	0.25%	to	2.55%	—%	to	—%	47.31%	to	50.77%
2019	23,574,252	$5.963500	to	$40.276744	$123,214,558	0.25%	to	2.55%	—%	to	—%	27.07%	to	30.36%
2018	27,418,173	$4.574698	to	$31.696681	$110,833,404	0.25%	to	2.55%	—%	to	—%	(2.23)%	to	0.28%
2017	30,296,727	$4.562078	to	$32.420532	$123,052,033	0.25%	to	2.55%	—%	to	—%	26.87%	to	30.12%
2016	33,692,672	$3.506008	to	$25.555087	$105,755,024	0.25%	to	2.55%	0.15%	to	0.43%	(3.27)%	to	(0.74)%
Hartford High Yield HLS Fund+
2020	—	$3.502686	to	$22.730577	$—	0.25%	to	2.55%	9.22%	to	9.44%	(0.15)%	to	2.11%
2019	15,994,221	$3.430366	to	$22.763982	$45,612,530	0.25%	to	2.55%	5.75%	to	6.12%	11.84%	to	14.77%
2018	18,078,647	$2.988844	to	$20.353980	$45,128,343	0.25%	to	2.55%	5.59%	to	5.76%	(6.08)%	to	(3.69)%
2017	21,076,593	$3.103222	to	$21.672735	$55,759,858	0.25%	to	2.55%	5.89%	to	6.07%	4.61%	to	7.34%
2016	24,291,673	$2.891120	to	$20.717970	$60,059,014	0.25%	to	2.55%	6.01%	to	6.24%	11.12%	to	13.97%
Hartford International Opportunities HLS Fund
2020	43,361,801	$6.566190	to	$22.543185	$150,089,434	0.15%	to	2.55%	1.65%	to	1.96%	17.06%	to	20.27%
2019	49,063,585	$5.459618	to	$19.257297	$143,068,695	0.15%	to	2.55%	1.56%	to	1.89%	22.97%	to	26.24%
2018	55,656,979	$4.324910	to	$15.660371	$130,342,379	0.15%	to	2.55%	1.85%	to	1.93%	(21.00)%	to	(18.87)%
2017	62,007,964	$5.330675	to	$19.823880	$182,178,104	0.15%	to	2.55%	1.12%	to	1.43%	21.85%	to	25.06%
2016	70,102,308	$4.262334	to	$16.269214	$164,962,981	0.15%	to	2.55%	1.32%	to	1.67%	(1.60)%	to	1.11%
Hartford MidCap Growth HLS Fund+
2020	—	$32.560555	to	$45.830185	$—	0.80%	to	2.55%	—%	to	—%	22.79%	to	25.07%
2019	799,894	$26.033207	to	$37.323308	$19,532,425	0.80%	to	2.55%	0.27%	to	0.51%	36.05%	to	38.67%
2018	807,146	$18.773114	to	$27.433891	$14,158,094	0.80%	to	2.55%	0.42%	to	0.69%	(12.51)%	to	(10.77)%
2017	960,644	$21.038858	to	$31.357925	$19,012,730	0.80%	to	2.55%	0.63%	to	0.87%	11.07%	to	13.51%
2016	1,223,462	$18.534168	to	$28.231984	$21,793,212	0.80%	to	2.55%	1.07%	to	1.44%	13.41%	to	15.56%
Hartford MidCap HLS Fund+
2020	18,609,729	$11.931942	to	$19.495311	$248,111,081	0.25%	to	2.55%	0.05%	to	0.11%	19.32%	to	24.79%
2019	12,236,283	$7.537461	to	$15.622200	$146,104,792	0.25%	to	2.35%	0.11%	to	0.18%	29.78%	to	32.53%
2018	14,017,823	$5.807886	to	$11.787372	$127,650,670	0.25%	to	2.35%	0.03%	to	0.03%	(9.60)%	to	(7.68)%
2017	15,773,251	$12.767368	to	$32.600284	$157,473,472	0.25%	to	2.35%	—%	to	—%	21.28%	to	24.16%
2016	17,909,853	$10.283273	to	$26.879188	$145,530,711	0.25%	to	2.35%	0.03%	to	0.19%	9.10%	to	11.70%
Hartford MidCap Value HLS Fund+
2020	—	$4.422196	to	$32.891700	$—	0.25%	to	2.55%	0.65%	to	0.68%	(6.78)%	to	(4.84)%
2019	21,493,024	$4.647222	to	$35.285831	$79,508,947	0.25%	to	2.55%	0.98%	to	0.99%	27.90%	to	30.87%
2018	24,762,174	$3.550901	to	$27.588682	$70,831,136	0.25%	to	2.55%	0.51%	to	0.94%	(16.72)%	to	(14.78)%
2017	28,103,417	$4.166958	to	$33.129172	$95,489,502	0.25%	to	2.55%	0.55%	to	0.58%	10.61%	to	13.18%
2016	31,874,837	$3.681587	to	$29.950878	$97,448,120	0.25%	to	2.55%	0.52%	to	0.54%	9.98%	to	12.54%
Hartford Ultrashort Bond HLS Fund+
2020	75,944,542	$4.275973	to	$7.963025	$111,121,609	0.15%	to	2.55%	1.86%	to	2.39%	(1.12)%	to	1.29%
2019	30,707,562	$4.221706	to	$8.052882	$47,152,472	0.15%	to	2.55%	1.89%	to	1.90%	0.22%	to	2.66%
2018	34,565,511	$4.112345	to	$8.034853	$52,502,395	0.15%	to	2.55%	1.12%	to	1.15%	(0.99)%	to	1.41%
2017	37,028,386	$4.055110	to	$8.115316	$56,349,684	0.15%	to	2.55%	0.80%	to	0.80%	(1.53)%	to	0.86%
2016	42,071,071	$4.020501	to	$8.241362	$63,819,139	0.15%	to	2.55%	0.46%	to	0.48%	(1.58)%	to	0.82%
Hartford Small Company HLS Fund
2020	13,786,365	$12.530186	to	$50.019901	$109,637,276	0.25%	to	2.55%	—%	to	—%	51.13%	to	55.13%
2019	15,160,176	$8.077288	to	$33.096769	$78,991,886	0.25%	to	2.55%	—%	to	—%	33.33%	to	36.66%
2018	17,512,015	$5.910708	to	$24.822863	$66,331,938	0.25%	to	2.55%	—%	to	—%	(6.92)%	to	(4.47)%
2017	19,879,820	$6.187348	to	$26.667265	$80,801,951	0.25%	to	2.55%	—%	to	—%	22.88%	to	26.05%
2016	21,614,520	$4.908794	to	$21.702692	$70,139,613	0.25%	to	2.55%	—%	to	—%	(0.76)%	to	1.79%
Hartford SmallCap Growth HLS Fund
2020	11,231,822	$6.414153	to	$55.021654	$62,478,862	0.25%	to	2.55%	—%	to	—%	29.55%	to	32.86%
2019	13,021,186	$4.827611	to	$42.470714	$55,357,023	0.25%	to	2.55%	—%	to	—%	32.04%	to	35.48%
2018	14,453,585	$3.563459	to	$32.165805	$46,113,877	0.25%	to	2.55%	—%	to	—%	(14.11)%	to	(11.92)%
2017	15,940,723	$4.045682	to	$37.451152	$58,774,068	0.25%	to	2.55%	—%	to	0.04%	16.74%	to	19.77%
2016	18,091,491	$3.377755	to	$32.080435	$56,062,539	0.25%	to	2.55%	—%	to	0.14%	9.25%	to	12.09%
Hartford Stock HLS Fund
2020	46,276,435	$38.789748	to	$56.762117	$469,283,432	0.15%	to	2.55%	1.40%	to	1.68%	8.98%	to	11.91%
2019	51,475,865	$35.594539	to	$50.721581	$474,826,616	0.15%	to	2.55%	1.37%	to	1.67%	27.59%	to	31.02%
2018	59,106,202	$27.896597	to	$38.711729	$420,462,448	0.15%	to	2.55%	1.55%	to	1.61%	(2.89)%	to	(0.29)%
2017	67,174,411	$28.727103	to	$38.825688	$484,470,924	0.15%	to	2.55%	1.53%	to	1.83%	16.53%	to	19.67%
2016	77,461,027	$24.651370	to	$32.444608	$464,902,377	0.15%	to	2.55%	1.56%	to	1.86%	4.44%	to	7.25%
Hartford U.S. Government Securities HLS Fund+
2020	—	$9.932423	to	$10.490410	$—	0.15%	to	2.55%	2.94%	to	3.42%	(17.98)%	to	3.13%
2019	50,307,301	$9.631225	to	$12.789632	$63,160,168	0.15%	to	2.55%	2.19%	to	2.58%	2.29%	to	5.06%
2018	55,290,205	$9.415887	to	$12.173802	$67,046,943	0.15%	to	2.55%	2.35%	to	2.43%	(1.98)%	to	0.70%
2017	62,581,720	$9.606574	to	$12.089697	$76,408,253	0.15%	to	2.55%	1.87%	to	2.19%	(1.43)%	to	1.17%
2016	71,043,759	$9.746053	to	$11.950244	$86,871,234	0.15%	to	2.55%	1.63%	to	1.97%	(1.28)%	to	1.39%
Hartford Value HLS Fund+
2020	—	$3.421800	to	$25.991776	$—	0.25%	to	2.55%	1.77%	to	1.79%	(4.81)%	to	(2.82)%
2019	23,336,080	$3.521270	to	$27.304817	$65,459,348	0.25%	to	2.55%	1.91%	to	2.05%	24.50%	to	27.39%
2018	26,981,387	$2.764125	to	$21.932294	$60,108,047	0.25%	to	2.55%	1.47%	to	1.63%	(12.44)%	to	(10.41)%
2017	30,582,041	$3.085140	to	$25.049487	$76,909,236	0.25%	to	2.55%	1.20%	to	1.81%	12.53%	to	15.15%
2016	34,776,588	$2.679183	to	$22.259303	$76,956,772	0.25%	to	2.55%	1.78%	to	1.83%	10.83%	to	13.41%
Rational Trend Aggregation VA Fund
2020	1,354,224	$2.216150	to	$20.182839	$3,002,871	1.15%	to	2.35%	0.62%	to	0.67%	(1.15)%	to	0.04%
2019	1,525,138	$2.215239	to	$20.418144	$3,397,477	1.15%	to	2.35%	2.86%	to	2.86%	4.81%	to	6.07%
2018	1,696,607	$2.088469	to	$19.481915	$3,602,557	1.15%	to	2.35%	3.85%	to	4.38%	(6.79)%	to	(5.66)%
2017	2,256,324	$2.213800	to	$20.900389	$5,047,410	1.15%	to	2.35%	2.46%	to	3.21%	(3.87)%	to	(2.71)%
2016	2,556,962	$2.275568	to	$21.655144	$5,966,859	1.15%	to	2.40%	—%	to	4.55%	4.43%	to	5.75%
Rational Insider Buying VA Fund
2020	819,126	$3.251108	to	$34.432635	$2,472,896	1.15%	to	2.35%	—%	to	—%	11.49%	to	12.83%
2019	897,104	$2.881379	to	$30.885195	$2,406,253	1.15%	to	2.35%	—%	to	—%	21.13%	to	22.59%
2018	1,051,144	$2.350497	to	$25.498589	$2,313,784	1.15%	to	2.35%	0.69%	to	0.80%	(9.34)%	to	(8.24)%
2017	1,227,446	$2.561631	to	$28.124745	$2,948,261	1.15%	to	2.35%	0.56%	to	0.56%	14.79%	to	16.18%
2016	1,445,909	$2.204971	to	$24.402082	$3,004,228	1.15%	to	2.40%	—%	to	0.62%	8.37%	to	9.73%
BlackRock S&P 500 Index V.I. Fund
2020	12,738,303	$13.349933	to	$14.492048	$172,819,103	0.15%	to	2.55%	1.60%	to	1.81%	14.96%	to	20.40%
2019	13,632,410	$11.613078	to	$11.801894	$158,499,136	0.25%	to	2.55%	1.76%	to	2.19%	27.67%	to	31.02%
2018♦	15,176,901	$9.008034	to	$9.279576	$136,165,542	0.25%	to	2.55%	—%	to	1.04%	(9.92)%	to	—%
BlackRock Large Cap Focus Growth V.I. Fund
2020	19,908	$4.077333	to	$4.332432	$86,143	1.25%	to	2.00%	—%	to	—%	40.90%	to	41.96%
2019	532	$2.872208	to	$3.074858	$1,529	1.25%	to	2.00%	—%	to	—%	30.07%	to	31.05%
2018	11,835	$2.191656	to	$2.363946	$27,882	1.25%	to	2.00%	—%	to	—%	0.97%	to	1.73%
2017	14,805	$2.154317	to	$2.341175	$34,003	1.25%	to	2.00%	0.04%	to	0.04%	26.99%	to	27.95%
2016	3,626	$1.683737	to	$1.897462	$6,105	1.25%	to	1.80%	—%	to	0.70%	5.96%	to	6.54%
Morgan Stanley VIF U.S. Real Estate Portfolio
2020	13,010	$14.735181	to	$14.735181	$191,704	1.25%	to	1.25%	2.50%	to	2.50%	(18.13)%	to	(18.13)%
2019	13,857	$17.998228	to	$17.998228	$249,410	1.25%	to	1.25%	1.59%	to	1.59%	17.20%	to	17.20%
2018	14,206	$15.356713	to	$15.356713	$218,169	1.25%	to	1.25%	2.32%	to	2.32%	(9.12)%	to	(9.12)%
2017	17,056	$16.897622	to	$16.897622	$288,201	1.25%	to	1.25%	1.37%	to	1.37%	1.59%	to	1.59%
2016	26,079	$16.632382	to	$16.632382	$433,755	1.25%	to	1.25%	0.91%	to	0.91%	5.23%	to	5.23%
Invesco V.I. Equity and Income Fund
2020	7,598	$22.393466	to	$22.393466	$170,147	1.25%	to	1.25%	2.13%	to	2.13%	8.29%	to	8.29%
2019	8,764	$20.679532	to	$20.679532	$181,239	1.25%	to	1.25%	2.25%	to	2.25%	18.52%	to	18.52%
2018	11,472	$17.448335	to	$17.448335	$200,164	1.25%	to	1.25%	1.88%	to	1.88%	(10.86)%	to	(10.86)%
2017	17,078	$19.573108	to	$19.573108	$334,276	1.25%	to	1.25%	1.46%	to	1.46%	9.41%	to	9.41%
2016	15,775	$17.890107	to	$17.890107	$282,212	1.25%	to	1.25%	1.64%	to	1.64%	13.41%	to	13.41%
Morgan Stanley VIF Discovery Portfolio
2020	23,013	$73.972240	to	$73.972240	$1,702,311	1.25%	to	1.25%	—%	to	—%	148.92%	to	148.92%
2019	18,904	$29.717305	to	$29.717305	$561,771	1.25%	to	1.25%	—%	to	—%	38.23%	to	38.23%
2018	24,546	$21.498861	to	$21.498861	$527,715	1.25%	to	1.25%	—%	to	—%	9.15%	to	9.15%
2017	16,736	$19.697356	to	$19.697356	$329,650	1.25%	to	1.25%	—%	to	—%	36.88%	to	36.88%
2016	13,104	$14.390065	to	$14.390065	$188,564	1.25%	to	1.25%	—%	to	—%	(9.97)%	to	(9.97)%
Columbia Variable Portfolio - Asset Allocation Fund+
2020	—	$2.110244	to	$21.585154	$—	1.25%	to	2.35%	1.78%	to	2.43%	(7.21)%	to	(6.84)%
2019	776,578	$1.922019	to	$2.265269	$1,708,650	1.25%	to	2.15%	1.99%	to	2.01%	18.56%	to	19.63%
2018	923,994	$1.621140	to	$1.893553	$1,699,285	1.25%	to	2.15%	0.24%	to	1.44%	(6.56)%	to	(5.71)%
2017	984,216	$1.734874	to	$2.008246	$1,925,748	1.25%	to	2.15%	1.59%	to	3.57%	13.16%	to	14.19%
2016	1,242,410	$1.758765	to	$18.667141	$2,135,137	1.25%	to	2.35%	—%	to	2.24%	2.91%	to	4.05%
Columbia Variable Portfolio - Dividend Opportunity Fund
2020	307,352	$16.334249	to	$18.432083	$5,476,797	1.25%	to	2.50%	—%	to	—%	(1.35)%	to	(0.11)%
2019	332,045	$16.557396	to	$18.451853	$5,949,822	1.25%	to	2.50%	—%	to	—%	21.01%	to	22.53%
2018	382,831	$13.682920	to	$15.059304	$5,599,466	1.25%	to	2.50%	—%	to	—%	(8.06)%	to	(6.90)%
2017	400,884	$14.882354	to	$16.175860	$6,341,274	1.25%	to	2.50%	—%	to	—%	11.55%	to	12.96%
2016	521,624	$13.340948	to	$14.320460	$7,298,653	1.25%	to	2.50%	—%	to	—%	10.86%	to	12.26%
Columbia Variable Portfolio - Income Opportunities Fund
2020	252,218	$12.364228	to	$13.521422	$3,323,024	1.25%	to	2.40%	4.77%	to	4.98%	3.39%	to	4.58%
2019	274,044	$11.959297	to	$12.929064	$3,459,988	1.25%	to	2.40%	5.03%	to	5.11%	13.71%	to	15.02%
2018	311,799	$10.517652	to	$11.240573	$3,434,857	1.25%	to	2.40%	4.99%	to	5.04%	(6.04)%	to	(4.95)%
2017	355,518	$11.193373	to	$11.825949	$4,134,722	1.25%	to	2.40%	6.18%	to	6.18%	4.03%	to	5.23%
2016	384,474	$10.759574	to	$11.237681	$4,263,388	1.25%	to	2.40%	10.92%	to	10.93%	8.30%	to	9.55%
Columbia Variable Portfolio - Mid Cap Growth Fund
2020	220,734	$25.042747	to	$27.600635	$5,911,717	1.25%	to	2.50%	—%	to	—%	32.08%	to	33.74%
2019	281,423	$18.960232	to	$20.637430	$5,620,918	1.25%	to	2.50%	—%	to	—%	31.84%	to	33.50%
2018	296,629	$14.380972	to	$15.458695	$4,480,381	1.25%	to	2.50%	—%	to	—%	(7.12)%	to	(5.95)%
2017	352,255	$15.483776	to	$16.437225	$5,669,034	1.25%	to	2.50%	—%	to	—%	19.95%	to	21.46%
2016	381,134	$12.908423	to	$13.533186	$5,077,505	1.25%	to	2.50%	—%	to	—%	(0.23)%	to	1.02%
Invesco Oppenheimer V.I. Global Fund
2020	19,718	$27.204456	to	$27.204456	$536,413	1.25%	to	1.25%	0.37%	to	0.37%	25.76%	to	25.76%
2019	26,539	$21.632816	to	$21.632816	$574,126	1.25%	to	1.25%	0.63%	to	0.63%	29.82%	to	29.82%
2018	33,823	$16.663543	to	$16.663543	$563,609	1.25%	to	1.25%	0.77%	to	0.77%	(14.48)%	to	(14.48)%
2017	34,543	$19.483909	to	$19.483909	$673,027	1.25%	to	1.25%	0.68%	to	0.68%	34.63%	to	34.63%
2016	38,060	$14.472034	to	$14.472034	$550,805	1.25%	to	1.25%	0.75%	to	0.75%	(1.39)%	to	(1.39)%
Putnam VT Small Cap Value Fund
2020	8,146	$17.137155	to	$17.137155	$139,603	1.25%	to	1.25%	0.91%	to	0.91%	2.67%	to	2.67%
2019	8,175	$16.691256	to	$16.691256	$136,448	1.25%	to	1.25%	0.63%	to	0.63%	22.70%	to	22.70%
2018	11,617	$13.603576	to	$13.603576	$158,029	1.25%	to	1.25%	0.45%	to	0.45%	(20.93)%	to	(20.93)%
2017	16,443	$17.204057	to	$17.204057	$282,889	1.25%	to	1.25%	0.72%	to	0.72%	6.54%	to	6.54%
2016	12,784	$16.148696	to	$16.148696	$206,439	1.25%	to	1.25%	1.40%	to	1.40%	25.91%	to	25.91%
PIMCO VIT Real Return Portfolio
2020	32,060	$16.207616	to	$16.207616	$519,604	1.25%	to	1.25%	1.42%	to	1.42%	10.33%	to	10.33%
2019	29,400	$14.690072	to	$14.690072	$431,867	1.25%	to	1.25%	1.64%	to	1.64%	7.10%	to	7.10%
2018	30,224	$13.716400	to	$13.716400	$414,548	1.25%	to	1.25%	2.50%	to	2.50%	(3.43)%	to	(3.43)%
2017	38,027	$14.202958	to	$14.202958	$540,082	1.25%	to	1.25%	2.37%	to	2.37%	2.37%	to	2.37%
2016	40,526	$13.873671	to	$13.873671	$562,223	1.25%	to	1.25%	2.10%	to	2.10%	3.90%	to	3.90%
Pioneer Fund VCT Portfolio
2020	3,182,839	$2.747471	to	$3.249455	$9,802,705	1.15%	to	2.25%	0.50%	to	0.50%	21.20%	to	22.54%
2019	3,412,127	$2.266865	to	$2.651725	$8,580,074	1.15%	to	2.25%	0.70%	to	0.75%	28.12%	to	29.53%
2018	4,000,006	$1.769384	to	$2.047160	$7,804,125	1.15%	to	2.25%	0.79%	to	0.79%	(3.93)%	to	(2.86)%
2017	4,615,552	$1.830428	to	$2.107482	$9,306,504	1.15%	to	2.30%	0.22%	to	0.95%	18.60%	to	19.97%
2016	5,198,298	$1.543383	to	$1.756682	$8,767,790	1.15%	to	2.30%	0.97%	to	1.05%	7.12%	to	8.36%
Pioneer Mid Cap Value VCT Portfolio
2020	8,619	$18.978198	to	$18.978198	$163,569	1.25%	to	1.25%	1.03%	to	1.03%	0.61%	to	0.61%
2019	10,093	$18.863926	to	$18.863926	$190,402	1.25%	to	1.25%	1.05%	to	1.05%	26.49%	to	26.49%
2018	10,282	$14.912987	to	$14.912987	$153,337	1.25%	to	1.25%	0.45%	to	0.45%	(20.50)%	to	(20.50)%
2017	11,160	$18.758748	to	$18.758748	$209,353	1.25%	to	1.25%	0.71%	to	0.71%	11.47%	to	11.47%
2016	9,821	$16.828482	to	$16.828482	$165,275	1.25%	to	1.25%	0.48%	to	0.48%	14.79%	to	14.79%
Prudential Series Jennison 20/20 Focus Portfolio
2020	38,075	$3.950572	to	$4.318004	$153,822	1.25%	to	1.80%	—%	to	—%	28.09%	to	28.79%
2019	37,559	$3.084293	to	$3.352679	$118,301	1.25%	to	1.80%	—%	to	—%	26.11%	to	26.81%
2018	41,347	$2.445694	to	$2.643934	$103,408	1.25%	to	1.80%	—%	to	—%	(7.41)%	to	(6.90)%
2017	44,253	$2.641306	to	$2.839734	$119,003	1.25%	to	1.80%	—%	to	—%	27.43%	to	28.13%
2016	45,377	$2.072717	to	$2.216224	$95,559	1.25%	to	1.80%	—%	to	—%	(0.58)%	to	(0.03)%
Prudential Series Jennison Portfolio
2020	416,889	$3.276225	to	$4.190467	$1,356,000	1.25%	to	1.80%	—%	to	—%	52.80%	to	53.64%
2019	402,687	$2.132436	to	$2.742528	$855,562	1.25%	to	1.80%	—%	to	—%	30.46%	to	31.17%
2018	400,661	$1.625650	to	$2.102260	$648,773	1.25%	to	1.80%	—%	to	—%	(2.94)%	to	(2.41)%
2017	438,802	$1.665744	to	$2.166002	$730,606	1.25%	to	1.80%	—%	to	—%	33.70%	to	34.44%
2016	478,893	$1.239017	to	$1.619988	$594,573	1.25%	to	1.80%	—%	to	—%	(3.05)%	to	(2.52)%
Prudential Series Value Portfolio
2020	53,836	$2.407523	to	$27.167299	$236,876	1.25%	to	2.20%	—%	to	—%	0.90%	to	1.87%
2019	55,505	$2.363377	to	$26.923665	$246,438	1.25%	to	2.20%	—%	to	—%	22.85%	to	24.02%
2018	58,600	$1.905625	to	$21.915836	$213,074	1.25%	to	2.20%	—%	to	—%	(12.19)%	to	(11.35)%
2017	81,666	$2.149589	to	$24.957674	$299,489	1.25%	to	2.20%	—%	to	—%	13.97%	to	15.06%
2016	154,524	$1.868257	to	$21.898093	$401,746	1.25%	to	2.20%	—%	to	—%	8.54%	to	9.58%
Prudential Series SP International Growth Portfolio
2020	35,360	$1.930563	to	$2.068105	$72,069	1.45%	to	1.80%	—%	to	—%	29.23%	to	29.69%
2019	35,362	$1.458932	to	$1.594698	$55,616	1.45%	to	1.95%	—%	to	—%	29.36%	to	30.01%
2018	40,654	$1.127791	to	$1.226608	$48,870	1.45%	to	1.95%	—%	to	—%	(14.88)%	to	(14.45)%
2017	40,832	$1.324971	to	$1.433874	$57,430	1.45%	to	1.95%	—%	to	—%	32.81%	to	33.47%
2016	41,011	$0.997680	to	$1.074306	$43,257	1.45%	to	1.95%	—%	to	—%	(6.01)%	to	(5.54)%
Royce Capital Fund–Small-Cap Portfolio
2020	8,229	$17.339904	to	$17.339904	$142,699	1.25%	to	1.25%	0.90%	to	0.90%	(8.31)%	to	(8.31)%
2019	12,042	$18.910480	to	$18.910480	$227,718	1.25%	to	1.25%	0.66%	to	0.66%	17.19%	to	17.19%
2018	13,632	$16.136275	to	$16.136275	$219,973	1.25%	to	1.25%	0.65%	to	0.65%	(9.49)%	to	(9.49)%
2017	22,341	$17.827451	to	$17.827451	$398,280	1.25%	to	1.25%	0.86%	to	0.86%	4.07%	to	4.07%
2016	27,582	$17.130030	to	$17.130030	$472,481	1.25%	to	1.25%	1.60%	to	1.60%	19.46%	to	19.46%
Victory Variable Insurance Diversified Stock Fund+
2020	—	$23.384444	to	$25.774221	$—	1.25%	to	1.75%	0.82%	to	0.83%	12.26%	to	12.83%
2019	18,331	$20.829725	to	$22.844242	$411,136	1.25%	to	1.75%	0.53%	to	0.55%	26.16%	to	26.79%
2018	18,486	$16.510472	to	$18.017058	$327,046	1.25%	to	1.75%	0.41%	to	0.43%	(14.81)%	to	(14.38)%
2017	18,936	$19.380135	to	$21.043001	$390,759	1.25%	to	1.75%	0.68%	to	0.69%	24.26%	to	24.89%
2016	19,515	$15.596010	to	$16.849822	$321,976	1.25%	to	1.75%	0.99%	to	1.00%	2.09%	to	2.60%
Invesco V.I. Comstock Fund
2020	4,498	$21.150145	to	$21.150145	$95,123	1.25%	to	1.25%	2.12%	to	2.12%	(2.32)%	to	(2.32)%
2019	5,366	$21.651881	to	$21.651881	$116,182	1.25%	to	1.25%	1.67%	to	1.67%	23.39%	to	23.39%
2018	7,198	$17.547707	to	$17.547707	$126,310	1.25%	to	1.25%	1.42%	to	1.42%	(13.46)%	to	(13.46)%
2017	8,877	$20.277416	to	$20.277416	$180,002	1.25%	to	1.25%	1.89%	to	1.89%	16.12%	to	16.12%
2016	10,415	$17.462616	to	$17.462616	$181,871	1.25%	to	1.25%	1.39%	to	1.39%	15.54%	to	15.54%
Invesco V.I. American Franchise Fund
2020	50,422	$31.620519	to	$34.846806	$1,705,306	1.25%	to	2.35%	0.02%	to	0.08%	39.05%	to	40.59%
2019	68,572	$22.740487	to	$24.786764	$1,633,714	1.25%	to	2.35%	—%	to	—%	33.58%	to	35.06%
2018	47,873	$17.023404	to	$18.352525	$869,444	1.25%	to	2.35%	—%	to	—%	(5.86)%	to	(4.82)%
2017	50,640	$18.083761	to	$19.282239	$967,728	1.25%	to	2.35%	0.08%	to	0.08%	24.39%	to	25.76%
2016	57,622	$14.538366	to	$15.332492	$877,298	1.25%	to	2.35%	—%	to	—%	(0.11)%	to	1.00%
Wells Fargo VT Index Asset Allocation Fund
2020	7,616	$2.784114	to	$2.784114	$21,203	1.90%	to	1.90%	0.82%	to	0.82%	14.40%	to	14.40%
2019	7,616	$2.433765	to	$2.433765	$18,536	1.90%	to	1.90%	1.10%	to	1.10%	17.90%	to	17.90%
2018	7,616	$2.064334	to	$2.064334	$15,722	1.90%	to	1.90%	0.98%	to	0.98%	(4.73)%	to	(4.73)%
2017	7,616	$2.166862	to	$2.166862	$16,502	1.90%	to	1.90%	0.75%	to	0.75%	10.14%	to	10.14%
2016	7,616	$1.967436	to	$1.967436	$14,984	1.90%	to	1.90%	0.89%	to	0.89%	5.64%	to	5.64%
Wells Fargo VT International Equity Fund
2020	1,469,969	$2.338598	to	$16.280526	$2,630,313	1.15%	to	2.45%	3.03%	to	3.08%	2.35%	to	3.69%
2019	1,817,353	$2.255411	to	$15.906813	$3,237,847	1.15%	to	2.45%	4.08%	to	4.08%	12.71%	to	14.18%
2018	2,111,436	$1.975277	to	$14.113165	$3,221,446	1.15%	to	2.45%	12.17%	to	12.39%	(18.87)%	to	(17.81)%
2017	2,419,576	$2.403293	to	$17.396198	$4,495,564	1.15%	to	2.45%	3.00%	to	3.55%	21.84%	to	23.43%
2016	2,859,520	$1.947089	to	$14.278233	$4,274,082	1.15%	to	2.45%	3.26%	to	3.48%	0.75%	to	2.07%
Wells Fargo VT Small Cap Growth Fund
2020	54,615	$40.486664	to	$46.619653	$2,425,531	1.15%	to	2.50%	—%	to	—%	54.20%	to	56.29%
2019	57,590	$26.256695	to	$29.829102	$1,645,621	1.15%	to	2.50%	—%	to	—%	22.22%	to	23.88%
2018	86,255	$21.482856	to	$24.078926	$2,001,772	1.15%	to	2.50%	—%	to	—%	(1.03)%	to	0.31%
2017	87,713	$21.706710	to	$24.003438	$2,040,029	1.15%	to	2.50%	—%	to	—%	23.03%	to	24.70%
2016	117,041	$17.643851	to	$19.249420	$2,200,084	1.15%	to	2.50%	—%	to	—%	5.43%	to	6.87%
Wells Fargo VT Opportunity Fund
2020	85,289	$27.506512	to	$31.202215	$2,592,865	1.15%	to	2.50%	0.64%	to	0.67%	18.33%	to	19.94%
2019	91,552	$23.245449	to	$26.015277	$2,326,266	1.15%	to	2.50%	0.49%	to	0.55%	28.56%	to	30.30%
2018	111,798	$18.081357	to	$19.964925	$2,188,782	1.15%	to	2.50%	0.44%	to	0.44%	(9.23)%	to	(7.99)%
2017	123,070	$19.919349	to	$21.699269	$2,625,386	1.15%	to	2.50%	0.92%	to	1.01%	17.75%	to	19.34%
2016	162,640	$16.917220	to	$18.181991	$2,920,438	1.15%	to	2.50%	2.22%	to	2.32%	9.74%	to	11.23%
Columbia Variable Portfolio - Large Cap Growth Fund
2020	1,176,060	$21.425127	to	$22.744106	$26,594,099	1.25%	to	2.50%	—%	to	—%	31.41%	to	33.06%
2019	1,304,464	$16.304011	to	$17.092841	$22,195,667	1.25%	to	2.50%	—%	to	—%	32.55%	to	34.21%
2018	1,479,888	$12.300289	to	$12.735436	$18,772,642	1.25%	to	2.50%	—%	to	—%	(6.31)%	to	(5.13)%
2017	1,651,942	$13.128873	to	$13.424362	$22,120,050	1.25%	to	2.50%	—%	to	—%	24.97%	to	26.54%
2016♦	1,819,402	$10.505251	to	$10.608394	$19,281,130	1.25%	to	2.50%	—%	to	—%	5.05%	to	6.08%
Columbia Variable Portfolio - Overseas Core Fund
2020	380,306	$12.735735	to	$13.519989	$5,058,947	1.25%	to	2.50%	1.44%	to	1.44%	6.14%	to	7.47%
2019	388,193	$11.999023	to	$12.579731	$4,833,871	1.25%	to	2.50%	1.73%	to	1.81%	22.06%	to	23.60%
2018	418,809	$9.830300	to	$10.178184	$4,230,427	1.25%	to	2.50%	2.54%	to	2.55%	(18.87)%	to	(17.85)%
2017	484,718	$12.116359	to	$12.389197	$5,972,311	1.25%	to	2.50%	1.86%	to	1.87%	24.04%	to	25.60%
2016♦	526,103	$9.767869	to	$9.863879	$5,178,019	1.25%	to	2.50%	1.09%	to	1.10%	(2.32)%	to	(1.36)%
CTIVP® - Loomis Sayles Growth Fund
2020	513,355	$21.592082	to	$22.921194	$11,679,896	1.25%	to	2.50%	—%	to	—%	28.68%	to	30.29%
2019	586,438	$16.780315	to	$17.592062	$10,253,805	1.25%	to	2.50%	—%	to	—%	28.51%	to	30.12%
2018	731,541	$13.058037	to	$13.519881	$9,837,516	1.25%	to	2.50%	—%	to	—%	(4.81)%	to	(3.61)%
2017	862,628	$13.717542	to	$14.026232	$12,060,121	1.25%	to	2.50%	—%	to	—%	29.75%	to	31.38%
2016♦	984,696	$10.572329	to	$10.676129	$10,499,958	1.25%	to	2.50%	—%	to	—%	5.72%	to	6.76%
*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

++ See Note 8 for additional information related to this Sub-Account.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

8. Restatement of Fidelity® VIP FundsManager 70% Portfolio and Fidelity® VIP FundsManager 60% Portfolio for the period ended December 31, 2019:

Based on accounting review and validation procedures in connection with the financial reporting process and subsequent to reporting the December 31, 2019 financial statements, the Sponsor Company identified that the results of the Fidelity® VIP FundsManager 70% Portfolio and Fidelity® VIP FundsManager 60% Portfolio were inadvertently mislabeled. The 2019 results of the Fidelity® VIP FundsManager 70% Portfolio and Fidelity® VIP FundsManager 60% Portfolio have been updated to reflect the activity in this Account.